     As filed with the Securities and Exchange Commission on May 15, 2002
                                     Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
Post-Effective Amendment No. 43                                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
Amendment No. 44                                                    [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                Jeffrey C. Cusick
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                  Ropes & Gray
                               One Franklin Square
                          1301 K Street, Suite 800 East
                              Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On ______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On August 1 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

 . Fifth Third Quality Growth Fund
 . Fifth Third Equity Income Fund
 . Fifth Third Pinnacle Fund
 . Fifth Third Balanced Fund
 . Fifth Third Mid Cap Fund
 . Fifth Third International Equity Fund
 . Fifth Third Intermediate Bond Fund
 . Fifth Third Bond Fund
 . Fifth Third U.S. Government Bond Fund
 . Fifth Third Intermediate Municipal Bond Fund
 . Fifth Third Ohio Municipal Bond Fund
 . Fifth Third Technology Fund
 . Fifth Third Government Money Market Fund
 . Fifth Third Prime Money Market Fund
 . Fifth Third Municipal Money Market Fund
 . Fifth Third Ohio Tax Exempt Money Market Fund
 . Fifth Third U.S. Treasury Money Market Fund
 . Fifth Third Institutional Government Money Market Fund
 . Fifth Third Institutional Money Market Fund
 . Fifth Third Michigan Municipal Money Market Fund
 . Fifth Third International GDP Fund
 . Fifth Third Small Cap Growth Fund
 . Fifth Third Large Cap Growth Fund
 . Fifth Third Equity Index Fund
 . Fifth Third Large Cap Value Fund
 . Fifth Third Short Term Bond Fund
 . Fifth Third Michigan Municipal Bond Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

.. Fifth Third Micro Cap Value Fund
.. Fifth Third Multi Cap Value Fund
.. Fifth Third Worldwide Fund
.. Fifth Third Strategic Income Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on April 24, 2002.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on April 24, 2002.

Fifth Third Funds logo




Fifth Third Funds


LifeModel Funds
Institutional Shares
Advisor Shares
Investment A Shares
Investment B Shares
Investment C Shares



Prospectus
August 1, 2002

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
LifeModel Funds
Institutional Shares
Advisor Shares
Investment A Shares
Investment B Shares
Investment C Shares

Overview

This section provides important information about each of the Fifth Third LifeModel Funds (each a "LifeModel Fund" or "Fund", collectively the "LifeModel Funds" or "Funds"), each a separate series of Fifth Third Funds, including:

..    the investment objective,
..    principal investment strategies, and
..    principal risks

All of the Fifth Third LifeModel Funds are managed by Fifth Third Asset Management Inc. All of the Underlying Funds, except the Fifth Third Pinnacle Fund, are managed by Fifth Third Asset Management Inc. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. Morgan Stanley Investment Management serves as the investment subadvisor to the Fifth Third International Equity Fund.

Like all mutual funds, share prices of the Funds may rise and fall in value (other than money market funds and stable value funds) and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

                                Table of Contents

Objectives, Strategies and Risks                             Page
--------------------------------                             ----
LifeModel Conservative Fund                                   2
LifeModel Moderately Conservative Fund                        5
LifeModel Moderate Fund                                       8
LifeModel Moderately Aggressive Fund                          11
LifeModel Aggressive Fund                                     14

Shareholder Fees and Fund Expenses
----------------------------------
Fee Tables                                                    17
Expense Examples                                              22

Additional Information About the Funds
--------------------------------------
Investment Practices                                          24
Investment Risks                                              30
Investment Policies of the Underlying Funds                   32

Fund Management
---------------
Investment Advisor                                            38
Portfolio Managers                                            40
Fund Administration                                           42

Shareholder Information
-----------------------
Purchasing and Selling Fund Shares                            43
Purchasing and Adding to Your Shares                          43
Shareholder Contact Information                               44
Selling Your Shares                                           46
Exchanging Your Shares                                        47
Distribution Arrangements/Sales Charges for the Funds         48
Dividends and Capital Gains                                   54
Expenses                                                      55
Taxation                                                      55

LIFEMODEL CONSERVATIVE FUND

Fundamental Objective                   The Fund seeks income and capital
                                        appreciation by investing primarily in a diversified group of Fifth Third mutual funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies         The Fund is a "fund of funds." The
                                        Fund's investment strategy is to invest
                                        in a diversified group of other Fifth
                                        Third mutual funds. Because this is a
                                        conservative allocation fund, the
                                        majority of the Fund's assets will be
                                        invested in Fifth Third bond funds,
                                        although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

                                        The Fund is diversified between stocks
                                        and bonds, with a heavy emphasis on
                                        bonds:

                                              .    From 70% to 90% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third bond funds.
                                              .    From 10% to 30% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third equity funds.
                                              .    Up to 20% of the Fund's total
                                                   assets will be invested in
                                                   Fifth Third money market
                                                   funds.

                                        The Fund invests its asset in the
                                        underlying mutual funds within the
                                        following ranges:

                                                                          Percentage of
                                        Fund Name                         Fund Holdings
                                        ---------                         -------------
                                        International GDP Fund                0-5%
                                        International Equity Fund             0-5%
                                        Small Cap Growth Fund                0-15%
                                        Micro Cap Value Fund                 0-15%
                                        Mid Cap Fund                         0-15%
                                        Pinnacle Fund                        0-15%
                                        Quality Growth Fund                  0-15%
                                        Large Cap Value Fund                 0-15%
                                        Multi Cap Value Fund                 0-15%
                                        Equity Income Fund                   0-15%
                                        Bond Fund                            0-60%
                                        Intermediate Bond Fund               0-60%
                                        Short Term Bond Fund                 0-60%
                                        U.S. Government Bond Fund            0-60%
                                        Prime Money Market Fund              0-20%
                                        U.S. Treasury Money Market Fund      0-20%

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

                                        For more information about the Fund and
                                        its investment strategies, please see
                                        the section "Additional Information
                                        About the Funds' Investments."

                                        The principal risks of investing in the
                                        Fund are as follows:

                                        Investments in Mutual Funds. The Fund's
                                        investments are concentrated in
                                        underlying Fifth Third funds, so the
                                        Fund's investment performance is
                                        directly related to the performance of
                                        the underlying funds. The Fund's net
                                        asset value will change with changes in
                                        the equity and bond markets and the
                                        value of the mutual funds in which it
                                        invests. In addition, as a matter of
                                        fundamental policy, the Fund must
                                        allocate its investments among the
                                        underlying funds. As a result, the Fund
                                        does not have the same flexibility to
                                        invest as a mutual fund without such
                                        constraints. In addition, the Fund
                                        indirectly pays a portion of the
                                        expenses incurred by the underlying
                                        Funds.

                                        Equity Funds. Equity funds invest
                                        primarily in equity securities (such as
                                        stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund will be affected.

                                        Bond Funds. Bond funds invest primarily
                                        in fixed income securities. These
                                        securities will increase or decrease in
                                        value based on changes in interest
                                        rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund will change as the value of investments of the underlying Fifth Third funds increases and decreases.

                                        Smaller Companies. Investments in
                                        smaller, newer companies may be riskier
                                        than investments in larger, more
                                        established companies. Small companies
                                        may be more vulnerable to economic,
                                        market and industry changes. Because
                                        economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

                                        Foreign Securities. Funds investing in
                                        foreign securities are subject to
                                        special risks in addition to those of
                                        U.S. investments. These risks include
                                        political and economic risks, currency
                                        fluctuations, higher transaction costs,
                                        delayed settlement, and less stringent
                                        investor protection and disclosure
                                        standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information

This section would normally include a
bar chart and table showing how the Fund has performed and how performance has varied from year to year. A bar chart and table will be provided after the Fund has been in operation for a full calendar year.

LIFEMODEL MODERATELY CONSERVATIVE FUND

Fundamental Objective                   The Fund seeks income and capital
                                        appreciation by investing primarily in a diversified group of Fifth Third mutual funds which invest primarily in fixed income and equity securities.

Principal Investment Strategies         The Fund is a "fund of funds." The
                                        Fund's investment strategy is to invest
                                        in a diversified group of other Fifth
                                        Third mutual funds. Because this is a
                                        moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

                                        The Fund is diversified between stocks
                                        and bonds, with an emphasis on bonds:

                                              .    From 50% to 70% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third bond funds.
                                              .    From 30% to 50% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third equity funds.
                                              .    Up to 20% of the Fund's total
                                                   assets will be invested in
                                                   Fifth Third money market
                                                   funds.

                                        The Fund invests its assets in the
                                        underlying mutual funds within the
                                        following ranges:


                                                                          Percentage of
                                        Fund Name                         Fund Holdings
                                        ---------                         -------------
                                        International GDP Fund                0-10%
                                        International Equity Fund             0-10%
                                        Small Cap Growth Fund                 0-25%
                                        Micro Cap Value Fund                  0-25%
                                        Mid Cap Fund                          0-25%
                                        Pinnacle Fund                         0-25%
                                        Quality Growth Fund                   0-25%
                                        Large Cap Value Fund                  0-25%
                                        Multi Cap Value Fund                  0-25%
                                        Equity Income Fund                    0-25%
                                        Bond Fund                             0-50%
                                        Intermediate Bond Fund                0-50%
                                        Short Term Bond Fund                  0-50%
                                        U.S. Government Bond Fund             0-50%
                                        Prime Money Market Fund               0-20%
                                        U.S. Treasury Money Market Fund       0-20%

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

                                        For more information about the Fund and
                                        its investment strategies, please see
                                        the section "Additional Information
                                        About the Funds' Investments."

Principal Investment Risks              The principal risks of investing in the
                                        Fund are as follows:

An investment in the Fund is not a      Investments in Mutual Funds. The Fund's
deposit of Fifth Third Bank or any      investments are concentrated in
other bank and is not insured or        underlying Fifth Third funds, so the
guaranteed by the FDIC or any other     Fund's investment performance is
government agency.                      directly related to the performance of
                                        the underlying funds. The Fund's net
                                        asset value will change with changes in
                                        the equity and bond markets and the
                                        value of the mutual funds in which it
                                        invests. In addition, as a matter of
                                        fundamental policy, the Fund must
                                        allocate its investments among the
                                        underlying funds. As a result, the Fund
                                        does not have the same flexibility to
                                        invest as a mutual fund without such
                                        constraints. In addition, the Fund
                                        indirectly pays a portion of the
                                        expenses incurred by the underlying
                                        Funds.

                                        Equity Funds. Equity funds invest
                                        primarily in equity securities (such as
                                        stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund will be affected.

                                        Bond Funds. Bond funds invest primarily
                                        in fixed income securities. These
                                        securities will increase or decrease in
                                        value based on changes in interest
                                        rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund will change as the value of investments of the underlying Fifth Third funds increases and decreases.

                                        Smaller Companies. Investments in
                                        smaller, newer companies may be riskier
                                        than investments in larger, more
                                        established companies. Small companies
                                        may be more vulnerable to economic,
                                        market and industry changes. Because
                                        economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

                                        Foreign Securities. Funds investing in
                                        foreign securities are subject to
                                        special risks in addition to those of
                                        U.S. investments. These risks include
                                        political and economic risks, currency
                                        fluctuations, higher transaction costs,
                                        delayed settlement, and less stringent
                                        investor protection and disclosure
                                        standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information

This section would normally include
a bar chart and table showing how
the Fund has performed and how
performance has varied from year to
year. A bar chart and table will be
provided after the Fund has been in
operation for a full calendar year.

LIFEMODEL MODERATE FUND

Fundamental Objective                   The Fund seeks high total return
                                        consistent with the preservation of
                                        capital by investing primarily in a
                                        diversified group of Fifth Third mutual
                                        funds which invest primarily in equity
                                        and fixed income securities.

Principal Investment Strategies         The Fund is a "fund of funds." The
                                        Fund's investment strategy is to invest
                                        in a diversified group of other Fifth
                                        Third mutual funds. Because this is a
                                        moderate growth allocation fund,
                                        approximately half of the Fund's assets
                                        will be invested in Fifth Third equity
                                        funds and approximately half will be
                                        invested in Fifth Third bond funds,
                                        although a portion of the Fund's assets
                                        will be invested in Fifth Third money
                                        market funds. The Fund's investment
                                        return is diversified by its investment
                                        in the underlying mutual funds which
                                        invest in growth and value stocks,
                                        foreign securities, debt securities and
                                        cash or cash equivalents.

                                        The Fund is diversified between stocks
                                        and bonds:

                                              .    From 40% to 60% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third equity funds.
                                              .    From 40% to 60% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third bond funds.
                                              .    Up to 15% of the Fund's total
                                                   assets will be invested in
                                                   Fifth Third money market
                                                   funds.

                                        The Fund invests its assets in the
                                        underlying mutual funds within the
                                        following ranges:

                                                                          Percentage of
                                        Fund Name                         Fund Holdings
                                        ---------                         -------------
                                        International GDP Fund                0-15%
                                        International Equity Fund             0-15%
                                        Technology Fund                       0-10%
                                        Small Cap Growth Fund                 0-30%
                                        Micro Cap Value Fund                  0-30%
                                        Mid Cap Fund                          0-30%
                                        Pinnacle Fund                         0-30%
                                        Quality Growth Fund                   0-30%
                                        Large Cap Value Fund                  0-30%
                                        Multi Cap Value Fund                  0-30%
                                        Equity Income Fund                    0-30%
                                        Bond Fund                             0-40%
                                        Intermediate Bond Fund                0-40%
                                        Short Term Bond Fund                  0-40%
                                        U.S. Government Bond Fund             0-40%
                                        Prime Money Market Fund               0-15%
                                        U.S. Treasury Money Market Fund       0-15%

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

                                        For more information about the Fund and
                                        its investment strategies, please see
                                        the section "Additional Information
                                        About the Funds' Investments."

Principal Investment Risks              The principal risks of investing in the
                                        Fund are as follows:

An investment in the Fund is not a      Investments in Mutual Funds. The Fund's
deposit of Fifth Third Bank or any      investments are concentrated in
other bank and is not insured or        underlying Fifth Third funds, so the
guaranteed by directly related to       Fund's investment performance is net
the performance of the underlying       asset value will change with changes in
funds. The Fund's the FDIC or any       the equity and bond markets and the
other government agency.                value of the mutual funds in which it
                                        invests. In addition, as a matter of
                                        fundamental policy, the Fund must
                                        allocate its investments among the
                                        underlying funds. As a result, the Fund
                                        does not have the same flexibility to
                                        invest as a mutual fund without such
                                        constraints. In addition, the Fund
                                        indirectly pays a portion of the
                                        expenses incurred by the underlying
                                        Funds.

                                        Equity Funds. Equity funds invest
                                        primarily in equity securities (such as
                                        stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund will be affected.

                                        Bond Funds. Bond funds invest primarily
                                        in fixed income securities. These
                                        securities will increase or decrease in
                                        value based on changes in interest
                                        rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund will change as the value of investments of the underlying Fifth Third funds increases and decreases.

                                        Smaller Companies. Investments in
                                        smaller, newer companies may be riskier
                                        than investments in larger, more
                                        established companies. Small companies
                                        may be more vulnerable to economic,
                                        market and industry changes. Because
                                        economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

                                        Technology Companies: Investments in
                                        technology stocks are subject to special risks. Technology stocks tend to fluctuate in price more widely and rapidly than the market as a whole; underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor; decline in price due to sector specific developments; and are more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                                        Foreign Securities. Funds investing in
                                        foreign securities are subject to
                                        special risks in addition to those of
                                        U.S. investments. These risks include
                                        political and economic risks, currency
                                        fluctuations, higher transaction costs,
                                        delayed settlement, and less stringent
                                        investor protection and disclosure
                                        standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Volatility and Performance Information

This section would normally include
a bar chart and table showing how
the Fund has performed and how
performance has varied from year to
year. A bar chart and table will be
provided after the Fund has been in
operation for a full calendar year.

LIFEMODEL MODERATELY AGGRESSIVE FUND

Fundamental Objective                   The Fund seeks long-term capital
                                        appreciation and growth of income by
                                        investing primarily in a diversified
                                        group of Fifth Third mutual funds which
                                        invest primarily in equity securities.

Principal Investment Strategies         The Fund is a "fund of funds." The
                                        Fund's investment strategy is to invest
                                        in a diversified group of other Fifth
                                        Third mutual funds. Because this is a
                                        moderately aggressive allocation fund,
                                        the majority of the Fund's assets will
                                        be invested in Fifth Third equity and
                                        bond funds, although a portion of its
                                        assets will be invested in Fifth Third
                                        money market funds. The Fund's
                                        investment return is diversified by its
                                        investment in the underlying mutual
                                        funds which invest in growth and value
                                        stocks, foreign securities, debt
                                        securities and cash or cash equivalents.

                                        The Fund is diversified between stocks
                                        and bonds, with an emphasis on stocks:

                                              .    From 60% to 80% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third equity funds.
                                              .    From 20% to 40% of the Fund's
                                                   total assets will be invested
                                                   in Fifth Third bond funds.
                                              .    Up to 10% of the Fund's total
                                                   assets will be invested in
                                                   Fifth Third money market
                                                   funds.

                                        The Fund invests its assets in the
                                        underlying mutual funds within the
                                        following ranges:

                                                                          Percentage of
                                        Fund Name                         Fund Holdings
                                        ---------                         -------------
                                        International GDP Fund                0-20%
                                        International Equity Fund             0-20%
                                        Technology Fund                       0-10%
                                        Small Cap Growth Fund                 0-40%
                                        Micro Cap Value Fund                  0-40%
                                        Mid Cap Fund                          0-40%
                                        Pinnacle Fund                         0-40%
                                        Quality Growth Fund                   0-40%
                                        Large Cap Value Fund                  0-40%
                                        Multi Cap Value Fund                  0-40%
                                        Equity Income Fund                    0-40%
                                        Bond Fund                             0-30%
                                        Intermediate Bond Fund                0-30%
                                        Short Term Bond Fund                  0-30%
                                        U.S. Government Bond Fund             0-30%
                                        Prime Money Market Fund               0-10%
                                        U.S. Treasury Money Market Fund       0-10%

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

                                        For more information about the Fund and
                                        its investment strategies, please
                                        see the section "Additional Information
                                        About the Funds' Investments."

Principal Investment Risks              The principal risks of investing in the
                                        Fund are as follows:

An investment in the Fund is not a      Investments in Mutual Funds. The Fund's
deposit of Fifth Third Bank or any      investments are concentrated in
other bank and is not insured or        underlying Fifth Third funds, so the
guaranteed by the FDIC or any other     Fund's investment performance is
government agency.                      directly related to the performance of
                                        the underlying funds. The Fund's net
                                        asset value will change with changes in
                                        the equity and bond markets and the
                                        value of the mutual funds in which it
                                        invests. In addition, as a matter of
                                        fundamental policy, the Fund must
                                        allocate its investments among the
                                        underlying funds. As a result, the Fund
                                        does not have the same flexibility to
                                        invest as a mutual fund without such
                                        constraints. In addition, the Fund
                                        indirectly pays a portion of the
                                        expenses incurred by the underlying
                                        Funds.

                                        Equity Funds. Equity funds invest
                                        primarily in equity securities (such as
                                        stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund will be affected.

                                        Bond Funds. Bond funds invest primarily
                                        in fixed income securities. These
                                        securities will increase or decrease in
                                        value based on changes in interest
                                        rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund will change as the value of investments of the underlying Fifth Third funds increases and decreases.

                                        Smaller Companies. Investments in
                                        smaller, newer companies may be riskier
                                        than investments in larger, more
                                        established companies. Small companies
                                        may be more vulnerable to economic,
                                        market and industry changes. Because
                                        economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

                                        Technology Companies: Investments in
                                        technology stocks are subject to special risks. Technology stocks tend to fluctuate in price more widely and rapidly than the market as a whole; underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor; decline in price due to sector specific developments; and are more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                                        Foreign Securities. Funds investing in
                                        foreign securities are subject to
                                        special risks in addition to those of
                                        U.S. investments. These risks include
                                        political and economic risks, currency
                                        fluctuations, higher transaction costs,
                                        delayed settlement, and less stringent
                                        investor protection and disclosure
                                        standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

                                        Emerging Markets. The risks associated
                                        with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

LIFEMODEL MODERATELY AGGRESSIVE FUND, Continued

Volatility and Performance Information

This section would normally include
a bar chart and table showing how
the Fund has performed and how
performance has varied from year to
year. A bar chart and table will be
provided after the Fund has been in
operation for a full calendar year.

LIFEMODEL AGGRESSIVE FUND

Fundamental Objective                   The Fund seeks long-term capital
                                        appreciation by investing primarily in a diversified group of Fifth Third mutual funds which invest primarily in equity securities.

Principal Investment Strategies         The Fund is a "fund of funds." The
                                        Fund's investment strategy is to invest
                                        in a diversified group of other Fifth
                                        Third mutual funds. Because this is an
                                        aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

                                        The Fund is diversified between stocks
                                        and bonds, with a heavy emphasis on
                                        stocks:

                                           .    From 80% to 100% of the Fund's
                                                total assets will be invested in
                                                Fifth Third equity funds.
                                           .    Up to 20% of the Fund's total
                                                assets will be invested in Fifth
                                                Third bond funds.
                                           .    Up to 10% of the Fund's total
                                                assets will be invested in Fifth
                                                Third money market funds.

                                        The Fund invests its assets in the
                                        underlying mutual funds within the
                                        following ranges:

                                                                          Percentage of
                                        Fund Name                         Fund Holdings
                                        ---------                         -------------
                                        International GDP Fund                0-25%
                                        International Equity Fund             0-25%
                                        Technology Fund                       0-10%
                                        Small Cap Growth Fund                 0-50%
                                        Micro Cap Value Fund                  0-50%
                                        Mid Cap Fund                          0-50%
                                        Pinnacle Fund                         0-50%
                                        Quality Growth Fund                   0-50%
                                        Large Cap Value Fund                  0-50%
                                        Multi Cap Value Fund                  0-50%
                                        Equity Income Fund                    0-50%
                                        Bond Fund                             0-20%
                                        Intermediate Bond Fund                0-20%
                                        Short Term Bond Fund                  0-20%
                                        U.S. Government Bond Fund             0-20%
                                        Prime Money Market Fund               0-10%
                                        U.S. Treasury Money Market Fund       0-10%

                                        When the Advisor believes that market
                                        conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

                                        For more information about the Fund and
                                        its investment strategies, please see
                                        the section "Additional Information
                                        About the Funds' Investments."

Principal Investment Risks              The principal risks of investing in the
                                        Fund are as follows:

An investment in the Fund is not a      Investments in Mutual Funds. The Fund's
deposit of Fifth Third Bank or any      investments are concentrated in
other bank and is not insured or        underlying Fifth Third funds, so the
guaranteed by the FDIC or any other     Fund's investment performance is
government agency.                      directly related to the performance of
                                        the underlying funds. The Fund's net
                                        asset value will change with changes in
                                        the equity and bond markets and the
                                        value of the mutual funds in which it
                                        invests. In addition, as a matter of
                                        fundamental policy, the Fund must
                                        allocate its investments among the
                                        underlying funds. As a result, the Fund
                                        does not have the same flexibility to
                                        invest as a mutual fund without such
                                        constraints. In addition, the Fund
                                        indirectly pays a portion of the
                                        expenses incurred by the underlying
                                        funds.

                                        Equity Funds. Equity funds invest
                                        primarily in equity securities (such as
                                        stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund will be affected.

                                        Bond Funds. Bond funds invest primarily
                                        in fixed income securities. These
                                        securities will increase or decrease in
                                        value based on changes in interest
                                        rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund will change as the value of investments of the underlying Fifth Third funds increases and decreases.

                                        Smaller Companies. Investments in
                                        smaller, newer companies may be riskier
                                        than investments in larger, more
                                        established companies. Small companies
                                        may be more vulnerable to economic,
                                        market and industry changes. Because
                                        economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

                                        Technology Companies: Investments in
                                        technology stocks are subject to special risks. Technology stocks tend to fluctuate in price more widely and rapidly than the market as a whole; underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor; decline in price due to sector specific developments; and are more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                                        Foreign Securities. Funds investing in
                                        foreign securities are subject to
                                        special risks in addition to those of
                                        U.S. investments. These risks include
                                        political and economic risks, currency
                                        fluctuations, higher transaction costs,
                                        delayed settlement, and less stringent
                                        investor protection and disclosure
                                        standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

                                        Emerging Markets. The risks associated
                                        with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Volatility and Performance
Information

This section would normally include a
bar chart and table showing how the
Fund has performed and how
performance has varied from year to
year. A bar chart and table will be
provided after the Fund has been in
operation for a full calendar year.

Shareholder Fees and Fund Expenses

Fee Tables

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price.

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                   LifeModel
                                                              Conservative Fund
                                       --------------------------------------------------------------------
                                       Institutional   Advisor   Investment A   Investment B   Investment C
                                       -------------   -------   ------------   ------------   ------------
Shareholder Fees (fees paid directly
from your investment)
   Maximum Sales Charge (Load)              None         None        4.50%          None          None
     percentage of offering price)
   Maximum Sales Charge on
     Reinvested Dividends                   None         None        None           None          None

   Maximum Deferred Sales
     Load                                   None         None        None           5.00%/1/      1.00%/2/

Annual Fund Operating Expenses
     (as a percentage of average
     net assets)

   Management Fees                          0.15%        0.15%       0.15%          0.15%         0.15%
   Distribution/Service (12b-1) Fees        None         0.50%       0.25%          1.00%         0.75%
   Other Expenses/3/                        0.92%        0.92%       0.92%          0.92%         1.17%
     Total Annual Fund Operating
        Expenses/4/                         1.07%        1.57%       1.32%          2.07%         2.07%
     Fee Waiver and/or                     (0.57%)      (0.57%)     (0.57%)        (0.57%)       (0.57%)
                                           -----        -----       -----          -----         -----
     Expense Reimbursement/5/
     Net Expenses                           0.50%        1.00%       0.75%          1.50%         1.50%
                                           =====        =====       =====          =====         =====

                                                                    LifeModel
                                                          Moderately Conservative Fund
                                       --------------------------------------------------------------------
                                       Institutional   Advisor   Investment A   Investment B   Investment C
                                       -------------   -------   ------------   ------------   ------------
Shareholder Fees (fees paid directly
from your investment)
   Maximum Sales Charge (Load)              None         None        4.50%          None          None
     percentage of offering price)
   Maximum Sales Charge on
     Reinvested Dividends                   None         None        None           None          None
   Maximum Deferred Sales
     Load                                   None         None        None           5.00%/1/      1.00%/2/

Annual Fund Operating Expenses
     (as a percentage of average
     net assets)

   Management Fees                          0.15%        0.15%       0.15%          0.15%         0.15%
   Distribution/Service (12b-1) Fees        None         0.50%       0.25%          1.00%         0.75%
   Other Expenses/3/                        0.92%        0.92%       0.92%          0.92%         1.17%
     Total Annual Fund Operating            1.07%        1.57%       1.32%          2.07%         2.07%
        Expenses/4/
     Fee Waiver and/or                     (0.57%)      (0.57%)     (0.57%)        (0.57%)       (0.57%)
                                           -----        -----       -----          -----         -----
     Expense Reimbursement/5/
     Net Expenses                           0.50%        1.00%       0.75%          1.50%         1.50%
                                           =====        =====       =====          =====         =====

Shareholder Fees and Fund Expenses

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ Each Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total annual fund operating expenses of the Conservative Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.30% for Institutional shares, 1.80% for Advisor shares, 1.55% for Investment A shares, 2.30% for Investment B shares and 2.30% for Investment C shares; and of the Moderately Conservative Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.38% for Institutional shares, 1.88% for Advisor shares, 1.63% for Investment A shares, 2.38% for Investment B shares and 2.38% for Investment C shares.

/5/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2003, to limit total annual fund operating expenses for the Conservative Fund to: 0.50% for Institutional shares, 1.00% for Advisor shares, 0.75% for Investment A shares, 1.50% for Investment B shares, and 1.50% for Investment C shares; and for the Moderately Conservative Fund to: 0.50% for Institutional shares, 1.00% for Advisor shares, 0.75% for Investment A shares, 1.50% for Investment B shares, and 1.50% for Investment C shares.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds

                                                                   LifeModel
                                                                 Moderate Fund
                                                                 --------------

                                       Institutional   Advisor   Investment A   Investment B   Investment C
                                       -------------   -------   ------------   ------------   ------------
Shareholder Fees (fees paid directly
from your investment)
   Maximum Sales Charge (Load)              None         None        4.50%         None            None
     percentage of offering price)
   Maximum Sales Charge on
     Reinvested Dividends                   None         None        None          None            None
   Maximum Deferred Sales
     Load                                   None         None        None          5.00%/1/        1.00%/2/

Annual Fund Operating Expenses
     (as a percentage of average
     net assets)

   Management Fees                          0.15%        0.15%       0.15%         0.15%           0.15%
   Distribution/Service (12b-1) Fees        None         0.50%       0.25%         1.00%           0.75%
   Other Expenses/3/                        0.92%        0.92%       0.92%         0.92%           1.17%
     Total Annual Fund Operating            1.07%        1.57%       1.32%         2.07%           2.07%
       Expenses/4/
     Fee Waiver/5/                         (0.57%)      (0.57%)     (0.57%)       (0.57%)         (0.57%)
                                           -----        -----       -----         -----           -----
     Net Expenses                           0.50%        1.00%       0.75%         1.50%           1.50%
                                           =====        =====       =====         =====           =====

                                                                   LifeModel
                                                          Moderately Aggressive Fund
                                                          --------------------------

                                       Institutional   Advisor   Investment A   Investment B   Investment C
                                       -------------   -------   ------------   ------------   ------------
Shareholder Fees (fees paid directly
from your investment)
   Maximum Sales Charge (Load)              None         None        4.50%         None            None
     percentage of offering price)
   Maximum Sales Charge on
     Reinvested Dividends                   None         None        None          None            None
   Maximum Deferred Sales
     Load                                   None         None        None          5.00%/1/        1.00%/2/

Annual Fund Operating Expenses
     (as a percentage of average
     net assets)

   Management Fees                          0.15%        0.15%       0.15%         0.15%           0.15%
   Distribution/Service (12b-1) Fees        None         0.50%       0.25%         1.00%           0.75%
   Other Expenses/3/                        0.92%        0.92%       0.92%         0.92%           1.17%
     Total Annual Fund Operating            1.07%        1.57%       1.32%         2.07%           2.07%
       Expenses/4/
     Fee Waiver/5/                         (0.57%)      (0.57%)     (0.57%)       (0.57%)         (0.57%)
                                           -----        -----       -----         -----           -----
     Net Expenses                           0.50%        1.00%       0.75%         1.50%           1.50%
                                           =====        =====       =====         =====           =====

Shareholder Fees and Fund Expenses

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ Each Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total annual fund operating expenses of the Moderate Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.47% for Institutional shares, 1.97% for Advisor shares, 1.72% for Investment A shares, 2.47% for Investment B shares and 2.47% for Investment C shares; and of the Moderately Aggressive Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.55% for Institutional shares, 2.05% for Advisor shares, 1.80% for Investment A shares, 2.55% for Investment B shares and 2.55% for Investment C shares.

/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2003, to limit total annual fund operating expenses for the Moderate Fund to: 0.50% for Institutional shares, 1.00% for Advisor shares, 0.75% for Investment A shares, 1.50% for Investment B shares, and 1.50% for Investment C shares; and for the Moderately Aggressive Fund to: 0.50% for Institutional shares, 1.00% for Advisor shares, 0.75% for Investment A shares, 1.50% for Investment B shares, and 1.50% for Investment C shares.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                              LifeModel
                                                                           Aggressive Fund
                                                                           ---------------

                                                Institutional   Advisor   Investment A   Investment B   Investment C
                                                -------------   -------   ------------   ------------   ------------
Shareholder Fees (fees paid directly
from your investment)
   Maximum Sales Charge (Load)                      None         None         4.50%          None           None
      percentage of offering price)
   Maximum Sales Charge on
      Reinvested Dividends                          None         None         None           None           None
   Maximum Deferred Sales
      Load                                          None         None         None           5.00%/1/       1.00%/2/

Annual Fund Operating Expenses
      (as a percentage of average
      net assets)

   Management Fees                                  0.15%        0.15%        0.15%          0.15%          0.15%
   Distribution/Service (12b-1) Fees                None         0.50%        0.25%          1.00%          0.75%
   Other Expenses/3/                                0.92%        0.92%        0.92%          0.92%          1.17%
      Total Annual Fund Operating Expenses/4/       1.07%        1.57%        1.32%          2.07%          2.07%

      Fee Waiver /5/                               (0.57%)      (0.57%)      (0.57%)        (0.57%)        (0.57%)
                                                   -----        -----        -----          -----          -----
      Net Expenses                                  0.50%        1.00%        0.75%          1.50%          1.50%

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ Each Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total annual fund operating expenses of the Aggressive Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.63% for Institutional shares, 2.13% for Advisor shares, 1.88% for Investment A shares, 2.63% for Investment B shares and 2.63% for Investment C shares.

/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 30, 2003, to limit total annual fund operating expenses for the Aggressive Fund to: 0.50% for Institutional shares, 1.00% for Advisor shares, 0.75% for Investment A shares, 1.50% for Investment B shares, and 1.50% for Investment C shares.

Shareholder Fees and Fund Expenses

Expense Example

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                         1 Year   3 Years
                                                         ------   -------
LifeModel Conservative Fund
   Institutional Shares ..............................    $ 51      $284
   Advisor Shares ....................................    $102      $440
   Investment A Shares ...............................    $523      $796
   Investment B Shares ...............................
      Assuming Redemption ............................    $653      $894
      Assuming No Redemption .........................    $153      $594
   Investment C Shares ...............................
      Assuming Redemption ............................    $253      $594
      Assuming No Redemption .........................    $153      $594

LifeModel Moderately Conservative Fund
   Institutional Shares ..............................    $ 51      $284
   Advisor Shares ....................................    $102      $440
   Investment A Shares ...............................    $523      $796
   Investment B Shares ...............................
      Assuming Redemption ............................    $653      $894
      Assuming No Redemption .........................    $153      $594
   Investment C Shares ...............................
      Assuming Redemption ............................    $253      $594
      Assuming No Redemption .........................    $153      $594

LifeModel Moderate Fund
   Institutional Shares ..............................    $ 51      $284
   Advisor Shares ....................................    $102      $440
   Investment A Shares ...............................    $523      $796
   Investment B Shares ...............................
      Assuming Redemption ............................    $653      $894
      Assuming No Redemption .........................    $153      $594
   Investment C Shares ...............................
      Assuming Redemption ............................    $253      $594
      Assuming No Redemption .........................    $153      $594

LifeModel Moderately Aggressive Fund
   Institutional Shares ..............................    $ 51      $284
   Advisor Shares ....................................    $102      $440
   Investment A Shares ...............................    $523      $796
   Investment B Shares ...............................
      Assuming Redemption ............................    $653      $894
      Assuming No Redemption .........................    $153      $594
   Investment C Shares ...............................
      Assuming Redemption ............................    $253      $594
      Assuming No Redemption .........................    $153      $594

Shareholder Fees and Fund Expenses

LifeModel Aggressive Fund
   Institutional Shares ..............................    $ 51      $284
   Advisor Shares ....................................    $102      $440
   Investment A Shares ...............................    $523      $796
   Investment B Shares ...............................
      Assuming Redemption ............................    $653      $894
      Assuming No Redemption .........................    $153      $594
   Investment C Shares ...............................
      Assuming Redemption ............................    $253      $594
      Assuming No Redemption .........................    $153      $594

Additional Information About the Funds' Investments

Investment Practices

The underlying Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the underlying Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                         FUND CODE

Small Cap Growth Fund                 1
Micro Cap Value Fund                  2
Mid Cap Fund                          3
Technology Fund                       4
Pinnacle Fund                         5
Quality Growth Fund                   6
Large Cap Value Fund                  7
Multi Cap Value Fund                  8
Equity Income Fund                    9
International Equity Fund             10
International GDP Fund                11
Bond Fund                             12
Intermediate Bond Fund                13
Short Term Bond Fund                  14
U.S. Government Bond Fund             15
Prime Money Market Fund               16
U.S. Treasury Money Market Fund       17

INSTRUMENT                                               FUND CODE          RISK TYPE
--------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): ADRs             1, 3-7, 10, 11       Market
are foreign shares of a company held by a                                  Political
U.S. bank that issues a receipt evidencing                                 Foreign Investment
ownership.

Asset-Backed Securities: Securities                   3, 6, 12-14, 16      Pre-Payment/Call
secured by company receivables, home                                       Market
equity loans, truck and auto loans,                                        Credit
leases, credit card receivables and other                                  Interest Rate
securities backed by other types of                                        Regulatory
receivables or other assets.                                               Liquidity

Bankers' Acceptances: Bills of exchange or           1-4, 6-9, 11-14, 16   Credit
time drafts drawn on and accepted by a                                     Liquidity
commercial bank. Maturities are generally                                  Market
six months or less.                                                        Interest Rate

Bonds: Interest-bearing or discounted securities            1-17           Market
that obligate the issuer to pay the bondholder a                           Credit
specified sum of money, usually at specific                                Interest Rate
intervals, and to repay the principal amount of                            Political
the loan at maturity.

Additional Information About the Funds' Investments

Call and Put Options: A call option gives the               1-15           Management
buyer the right to buy, and obligates the seller                           Liquidity
of the option to sell, a security at a specified                           Credit
price. A put option gives the buyer the right to                           Market
sell, and obligates the seller of the option to                            Leverage
buy a security at a specified price.

Certificates of Deposit: Negotiable instruments        1-4, 6-9, 11-16     Market
with a stated maturity.                                                    Credit
                                                                           Liquidity
                                                                           Interest Rate

Closed-End Funds: Funds traded on an exchange,             10, 11          Market
which are not redeemable on a continuous basis.                            Liquidity

Collateralized Mortgage Obligations: Mortgage-              12-15          Pre-
backed bonds that separate mortgage pools into                             Payment/Call
different maturity classes.                                                Interest Rate

Commercial Paper: Secured and unsecured short-         1-8, 10-14, 16      Credit
term promissory notes issued by corporations and                           Liquidity
other entities. Maturities generally vary from a                           Market
few days to nine months.                                                   Interest Rate

Common Stock: Shares of ownership of a company.             1-11           Market

Convertible Securities: Bonds or preferred stock         3-10, 12-15       Market
that convert to common stock.                                              Credit

Derivatives: Instruments whose value is derived             1-17           Management
from an underlying contract, index or security, or                         Market
any combination thereof, including futures,                                Credit
options (e.g., put and calls), options on futures,                         Liquidity
swap agreements, and some mortgage- backed                                 Leverage
securities.                                                                Interest Rate

Foreign Currency Transactions: Foreign currency            10, 11          Foreign Investment
transactions include forward foreign currency                              Market
exchange contracts, foreign currency options, and                          Political
foreign currency futures transactions.

Foreign Securities: Stocks issued by foreign            4, 6, 7, 9-14      Market
companies, as well as commercial paper of foreign                          Political
issuers and obligations of foreign banks, overseas                         Liquidity
branches of U.S. banks and supranational entities.                         Foreign Investment

Forward Commitments: A purchase of, or contract to       1, 7, 10-17       Leverage
purchase, securities at a fixed price for delivery                         Liquidity
at a future date.

Futures and Related Options: A contract providing         1, 3-7,          Management
for the future sale and purchase of a specified             9-15           Market

Additional Information About the Funds' Investments

amount of a specified security, class of                                   Credit
securities, or an index at a specified time in the                         Liquidity
future and at a specified price.                                           Leverage

Guaranteed Investment Contracts: Contract between            14            Credit
a fund and an insurance company that guarantees a
specific rate of return on the invested capital
over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-yield/             8            Credit
high-risk/debt securities are securities that are                          Market
rated below investment grade by the primary rating                         Liquidity
agencies (e.g., BB or lower by Standard & Poor's                           Interest Rate
and Ba or lower by Moody's). These securities are
considered speculative and involve greater risk of
loss than investment grade debt securities. Other
terms commonly used to describe such securities
include "lower rated bonds," "non-investment grade
bonds" and "junk bonds."

Illiquid Securities: Securities which may be                1-17           Liquidity
difficult to sell at an acceptable price.                                  Market

Investment Company Securities: Shares of                    1-17           Market
investment companies. These investment companies
may include money market funds of Fifth Third
Funds and shares of other registered investment
companies for which the Adviser to a Fund or any
of their affiliates serves as investment adviser,
administrator or distributor.

Investment Grade Bonds: Interest-bearing or                 1-16           Market
discounted government or corporate securities that                         Credit
obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity. Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Loan Participations: A loan participation note              12-16          Credit
represents participation in a corporate loan of a                          Liquidity
commercial bank with a remaining maturity of one                           Interest Rate
year or less.

Money Market Instruments: Investment-grade, U.S.            1-17           Market
dollar denominated debt securities that have                               Credit
remaining maturities of one year or less. These
securities may include U.S. government
obligations, commercial paper and other short-
term corporate obligations, repurchase agreements

Additional Information About the Funds' Investments

collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations             4, 6, 12-15       Pre-Payment/Call
secured by real estate loans and pools of loans.                           Market
These include collateralized mortgage obligations                          Credit
and real estate mortgage investment conduits.                              Regulatory

Mortgage Dollar Rolls: Transactions in which a              12-15          Market
Fund sells securities and simultaneously contracts                         Regulatory
with the same counterparty to repurchase similar                           Pre-Payment/Call
but not identical securities on a specified future
date.

Municipal Securities: Securities issued by a state        12-14, 16        Market
or political subdivision to obtain funds for                               Credit
various public purposes. Municipal securities                              Political
include (a) governmental lease certificates of                             Tax
participation issued by state or municipal                                 Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; (b) government lease certificates
purchased by the Fund will not contain
nonappropriation clauses; (c) municipal notes and
tax-exempt commercial paper; (d) serial bonds; (e)
tax anticipation notes sold to finance working
capital needs of municipalities in anticipation of
receiving taxes at a later date; (f) bond
anticipation notes sold in anticipation of the
issuance of long-term bonds in the future; (g)
pre-refunded municipal bonds whose timely payment
of interest and principal is ensured by an escrow
of U.S. government obligations; and (h) general
obligation bonds.

Participation Interests: Interests in bank loans            12-16          Interest Rate
made to corporations.                                                      Credit
                                                                           Liquidity

Preferred Stocks: Preferred Stocks are equity             4, 10, 11        Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and liquidation.
Preferred stock generally does not carry voting
rights.

Repurchase Agreements: The purchase of a security           1-17           Market
and the simultaneous commitment to return the                              Leverage
security to the seller at an agreed upon price on
an agreed upon date. This is treated as a loan.

Additional Information About the Funds' Investments

Restricted Securities: Securities not registered            1-17           Liquidity
under the Securities Act of 1933, such as                                  Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a                 1-17           Market
security and the simultaneous commitment to buy                            Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.

Securities Lending: The lending of up to 33 1/3%            1-16           Market
of the Fund's total assets. In return the Fund                             Leverage
will receive cash, other securities, and/or                                Liquidity
letters of credit.                                                         Credit

Short-Term Trading: The sale of a security soon         2-10, 12-15        Market
after its purchase. A portfolio engaging in such
trading will have higher turnover and transaction
expenses.

Small and Micro Cap Equities: Equity securities of     1, 2, 4, 8, 10      Market
companies with market capitalization within or                             Liquidity
lower than those included in the S&P Small Cap 600
Index.

Standard & Poor's Depositary Receipts ("SPDRs"):            1-11           Market
Ownership in a long-term unit investment trust
that holds a portfolio of common stocks designed
to track the price performance and dividend yield
of an index, such as the S&P 500 Index. Index-
based securities entitle a holder to receive
proportionate quarterly cash distributions
corresponding to the dividends that accrue to the
index stocks in the underlying portfolio, less
trust expenses.

Stock-Index Options: A security that combines             3-6, 8-11        Management
features of options with securities trading using                          Market
composite stock indices.                                                   Credit
                                                                           Liquidity
                                                                           Leverage

Stripped Obligations: U.S. Treasury obligations             12-17          Interest Rate
and their unmatured interest coupons that have
been separated ("stripped") by their holder,
typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a   1-4, 6-9, 11-14, 16   Liquidity
bank in exchange for the deposit of funds.                                 Credit
                                                                           Market

U.S. Government Agency Securities: Securities               1-16           Interest Rate
issued by agencies and instrumentalities of the                            Credit

Additional Information About the Funds' Investments

U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,             1-17           Interest Rate
separately traded registered interest and
principal securities, and coupons under bank entry
safekeeping.

Variable and Floating Rate Instruments:                     12-17          Credit
Obligations with interest rates which are reset                            Liquidity
daily, weekly, quarterly or some other period and                          Market
which may be payable to the Fund on demand.

Warrants: Securities, typically issued with             1, 3, 4, 6, 7      Market
preferred stock or bonds, that give the holder the          9-11           Credit
right to buy a proportionate amount of common
stock at a specified price.

When-Issued and Delayed Delivery Transactions:          1, 3-7, 9-17       Market
Purchase or contract to purchase securities at a                           Leverage
fixed price for delivery at a future date. Under                           Liquidity
normal market conditions, when-issued purchases                            Credit
and forward commitments will not exceed 20% of the
value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S.      1, 4, 7, 10-14, 16    Market
dollar denominated bonds issued by foreign                                 Credit
corporations or governments. Sovereign bonds are                           Interest Rate
those issued by the government of a foreign                                Political
country. Supranational bonds are those issued by                           Foreign Investment
supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those
issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt      4, 10, 12-17       Credit
obligations that pay no interest, but are issued                           Market
at a discount from their value at maturity. When                           Interest Rate
held to maturity, their entire return equals the
difference between their issue price and their
maturity value.

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund

Additional Information About the Funds' Investments

management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Additional Information About the Funds' Investments

Investment Policies of the Underlying Funds

The following is a brief description of the principal investment policies of each of the Underlying Funds.

Small Cap Growth Fund
---------------------

The Fund's fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

Micro Cap Value Fund
--------------------

The Fund's fundamental investment objective is capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

Mid Cap Fund
------------

The Fund's fundamental investment objective is growth of capital. Income is a secondary objective.

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400") (generally, between $500 million and $10 billion).

The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Additional Information About the Funds' Investments

Technology Fund
---------------

The Fund's fundamental investment objective is long-term capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media, information services companies, and biotechnology. They also may include companies in more traditional industries, such as certain securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

Pinnacle Fund
-------------

The Fund's fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.

In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Quality Growth Fund
-------------------

The Fund's fundamental investment objective is growth of capital. Income is a secondary objective.

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment,

Additional Information About the Funds' Investments

those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Large Cap Value Fund
--------------------

The Fund's fundamental investment objective is long-term capital appreciation with current income as a secondary objective.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds and preferred stock.

Multi Cap Value Fund
--------------------

The Fund's fundamental investment objective is a high level of total return (using a combination of capital appreciation and income).

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

Equity Income Fund
------------------

The Fund's fundamental investment objective is a high level of current income consistent with capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its net assets in common stocks of U.S. companies with a weighted average market capitalization similar to that of the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500 Index") focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $652 million, the largest company a market capitalization of $407 billion, the mean market capitalization was $21 billion, and the weighted average market capitalization was $99 billion.

The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

Additional Information About the Funds' Investments

International Equity Fund
-------------------------

The Fund's fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country or sector) by investing in "baskets" of common stocks and other equity securities. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. Investing in "baskets" of common stocks enables the Fund to broadly replicate the underlying performance of the local country, sector, or index classification.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

International GDP Fund
----------------------

The Fund's fundamental investment objective is long-term capital appreciation.

Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim.

The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index"). The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.

Bond Fund
---------

Additional Information About the Funds' Investments

The Fund's fundamental investment objective is high current income. Capital growth is a secondary objective.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

Intermediate Bond Fund
----------------------

The Fund's fundamental investment objective is a high level of current income.

Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

Short Term Bond Fund
--------------------

The Fund's fundamental investment objective is current income.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate and government debt securities. The Fund's dollar-weighted average maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

Additional Information About the Funds' Investments

U.S. Government Bond Fund
-------------------------

The Fund's fundamental investment objective is a high level of current income. Capital growth is a secondary objective.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government, including securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), and includes mortgage-backed securities.

U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

Prime Money Market Fund
-----------------------

The Fund's fundamental investment objective is current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

U.S. Treasury Money Market Fund
-------------------------------

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

Additional Information About the Funds' Investments

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

Fund Management

Investment Advisors and Subadvisors

Funds of Funds

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager for each of the Fund of Funds. Fifth Third Asset Management Inc. is a subsidiary of Fifth Third Bank.

Subject to the supervision of the Fifth Third Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2002, Fifth Third Asset Management Inc. had approximately $33 billion of assets under management, including approximately $12 billion of assets in the Fifth Third Funds.

The management fees to be paid by the LifeModel Funds are as follows:

-----------------------------------------------------------
                                         As a percentage of
                                         average net assets
-----------------------------------------------------------
LifeModel Conservative Fund                     0.15%
-----------------------------------------------------------
LifeModel Moderately Conservative Fund          0.15%
-----------------------------------------------------------
LifeModel Moderate Fund                         0.15%
-----------------------------------------------------------
LifeModel Moderately Aggressive Fund            0.15%
-----------------------------------------------------------
LifeModel Aggressive Fund                       0.15%
-----------------------------------------------------------

Underlying Funds

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager for all of the underlying Funds, except for the Pinnacle Fund. Fifth Third Asset Management Inc. is a subsidiary of Fifth Third Bank. Heartland Capital Management, Inc. ("Heartland"), 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Heartland is a subsidiary of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

As of March 31, 2002, Heartland had approximately $537 billion of assets under management, including approximately $37 million of assets held by mutual funds. As of December 31, 2001, MSIM, together with its affiliated institutional asset management companies, had approximately $416 billion of assets under management, including approximately $74 billion of assets held by mutual funds (including sub-advisory relationships).

Fund Management

The management and subadvisory fees paid by the underlying Funds for the fiscal year ended July 31, 2001 are as follows:

                                              As a percentage of
                                              average net assets
                                              ------------------
Fifth Third Small Cap Growth Fund                    0.70%
Fifth Third Micro Cap Value Fund*                    1.00%
Fifth Third Mid Cap Fund                             0.80%
Fifth Third Pinnacle Fund                            0.70%
Fifth Third Quality Growth Fund                      0.80%
Fifth Third Large Cap Value Fund                     0.70%
Fifth Third Multi Cap Value Fund*                    1.00%
Fifth Third Equity Income Fund                       0.80%
Fifth Third International Equity Fund**              1.00%
Fifth Third International GDP Fund                   0.75%
Fifth Third Bond Fund                                0.60%
Fifth Third Intermediate Bond Fund                   0.55%
Fifth Third Short Term Bond Fund                     0.50%
Fifth Third U.S. Government Bond Fund                0.40%
Fifth Third Prime Money Market Fund                  0.39%
Fifth Third U.S. Treasury Money Market Fund          0.25%

* The figures shown above reflect the management fees paid as of the end of the fiscal year of the predecessor Fund (12/31/2000). The annualized fees paid to the Advisor for the seven month period ended July 31, 2001 were: Micro Cap Value Fund--1.00%, Multi Cap Value Fund--1.00%, as a percentage of average net assets.

** The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

LifeModel Funds
---------------

John E. Augustine is the co-portfolio manager for the Fifth Third LifeModel Funds and is the Director of Portfolio Management for Fifth Third Bank's Investment Advisors unit in Cincinnati. He is a member of the Investment Committee and has been practicing portfolio management for over twelve years. He holds the professional designation of Chartered Financial Analyst. Mr. Augustine is a graduate of the Ohio State University and the Midwest Bankers Association Trust School. Prior to coming to Fifth Third Bank in 1998, Mr. Augustine was with Heritage Trust & Asset Management in Colorado and Star Bank in Ohio. He is a former president and Board member for the Dayton Society of Financial Analysts; is on the University of Dayton - Flyer Investment Advisory Board and teaches investment management to the MBA candidates at the University of Dayton.

H. Christopher Zehetmaier is the co-portfolio manager for the Fifth Third LifeModel Funds and is the Mutual Funds Program Manager for Fifth Third Bank's Investment Advisors unit in Cincinnati. He is a Registered Representative with the National Association of Securities Dealers. Mr. Zehetmaier is a graduate of the Ohio University and attained an MBA from the Williams College of Business at Xavier University. He spent four years as manager of Fifth Third's Dividend Reinvestment and Employee Stock Purchase Plans, and prior to coming to Fifth Third Bank in 1998, he was a Financial Advisor with Prudential Securities, Inc.

Equity Funds
------------

Steven E. Folker has been the co-portfolio manager for the Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Fund since 1993 and has been the co-portfolio manager for the Fifth Third Pinnacle Fund since April 2002. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has been the portfolio manager of the Fifth Third Equity Income Fund since 1997 and the co-portfolio manager of the Fifth Third Quality Growth Fund since 2002. He is a Vice President and Trust Officer of Fifth Third Bank, has earned his Chartered Financial Analyst designation, and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 20 years of investment experience and earned his Certified Financial Analyst designation. Mr. Mygrant earned a BS and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He earned his Chartered Financial Analyst designation and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned

Fund Management

a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Richard A. Barone is the portfolio manager of the Fifth Third Multi Cap Value Fund and the Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

David C. Eder has been the co-portfolio manager of the Fifth Third International GDP Fund since January 1995 and the co-portfolio manager of the Fifth Third International Equity Fund since April 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Michael S. Gilmore has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

Brian J. Smolinski has been the co-portfolio manager of the Fifth Third International GDP Fund since June 1998. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, cum laude, in 1983 and his MBA in 1992 from Western Michigan University.

Allan J. Meyers has been the co-portfolio manager of the Fifth Third Large Cap Value Fund since November 1997. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Daniel R. Skubiz has been the co-portfolio manager of the Fifth Third Large Cap Value Fund since April 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that, from April 2000 to April 2001, he was a portfolio manager for Lyon Street Asset Management. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.

James E. Russell has been the co-portfolio of the Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Fund since 2002. He is the Director of Equity Research and Growth Funds Management. In this role he oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and

Fund Management

fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Bond Funds
----------

Mitchell L. Stapley has been the co-portfolio manager of the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999, the portfolio manager of the Fifth Third Bond Fund since March 1995 and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

W. Brian Cothran has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since April 2002. Mr. Cothran is an Assistant Vice President and Fixed Income Portfolio Manager for Fifth Third Investment Advisors and Fifth Third Asset Management Inc. Prior to becoming co-portfolio manager of the Fund, he was the Senior Fixed Income Trader and the Head of the Fixed Income Trading Desk. Mr. Cothran has over 10 years of investment experience and has been with Fifth Third since 1997. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Financial Analysts. Mr. Cothran earned a BA in Business Administration with a concentration in finance from the University of Mississippi.

David L. Withrow has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since April 2002. He graduated from Anderson University and earned a B.A. in Economics. Mr. Withrow earned his CFA designation in 1993. He has more than 12 years of investment experience. He joined Fifth Third Bank Investment Advisors in 1999. As a Senior Fixed Income Portfolio Manager, Mr. Withrow is responsible for the management of actively managed fixed income portfolios. Mr. Withrow is a member of AIMR, and the Cincinnati Society of Financial Analysts.

Heartland Capital Management, Inc.

Thomas F. Maurath, Executive Vice President of Heartland, has served as the co-portfolio manager of the Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley received a BA in Marketing from Michigan State University and an MBA from Northwestern University. Mr. Maurath also has earned his Chartered Financial Analyst designation, and earned a BBA in Accounting from the University of Notre Dame and an MBA from Indiana University.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative

Fund Management

personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

     Maximum          Average Aggregate Daily
Administrative Fee    Net Assets of the Trust
------------------    -----------------------
     0.20%            of the first $1 billion
     0.18%            of the next $1 billion
     0.17%            in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield and total return of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares                    Institutional shares only may be
                                        purchased through the Trust and
                                        Investment Department of Fifth Third
                                        Bank, Fifth Third Securities,
                                        Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase
                                        Institutional shares through one of
                                        those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Advisor Shares                          You may purchase Advisor shares through
                                        a Financial Advisor. Typically,
                                        Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee.
                                        Advisor shares are also available
                                        through broker dealers and financial
                                        institutions which have a sales
                                        agreement with the distributor.

                                        In order to purchase shares through any
                                        financial institution, you must open an
                                        account with that institution. That
                                        account will be governed by its own
                                        rules and regulations, which may be more stringent than the rules and

Shareholder Information

                                        regulations governing an investment in
                                        the Funds, and you should consult your
                                        account documents for full details.

Investment A, Investment B, and         You may purchase Investment A,
Investment C Shares                     Investment B, and Investment C shares
                                        through broker-dealers and financial
                                        institutions which have a sales
                                        agreement with the distributor of Fund
                                        shares. In order to purchase shares
                                        through any financial institution, you
                                        must open an account with that
                                        institution. That account will be
                                        governed by its own rules and
                                        regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Contact Information

Institutional Shares

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call the Funds at 1-800-282-5706.

Advisor Shares, Investment A, Investment B, and Investment C Shares

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706,Columbus, Ohio 43218-2706.

For All Shares

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

Institutional and Advisor Shares        The minimum initial investment in
                                        Institutional shares and Advisor shares
                                        of the Funds offered by this Prospectus
                                        is $1,000. Subsequent investments must
                                        be in amounts of at least $50. An
                                        institutional investor's minimum
                                        investment will be calculated by
                                        combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum

Shareholder Information

                                        investment.

                                        All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                                        The Funds may reject a purchase order
                                        for any reason.

                                        For details, contact the Funds toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
                                        Fifth Third Funds, 3435 Stelzer Road,
                                        Columbus, Ohio 43219.

Investment A, Investment B, and         The minimum initial investment in
Investment C Shares                     Investment A, Investment B, or
                                        Investment C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500.
                                        Subsequent investments must be in
                                        amounts of at least $50. The maximum
                                        investment is $250,000 for total
                                        purchases of Investment B shares of a
                                        Fund offered by this Prospectus. The
                                        Funds reserve the right to waive the
                                        minimum initial investment.

                                        All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                                        The Funds may reject a purchase order
                                        for any reason.

                                        For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus Ohio 43218-2706, or by express mail to:
                                        Fifth Third Funds, 3435 Stelzer Road,
                                        Columbus, Ohio 43219.

Systematic Investment Program -         You may make monthly systematic
Investment A, Investment B, and         investments in Investment A, Investment
Investment C Shares Only                B, or Investment C shares of the Funds
                                        from your bank account.

                                        There is no minimum amount required for
                                        initial amounts invested in the
                                        Investment A, Investment B, or
                                        Investment C shares of the Funds. You
                                        may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Tax Withholding

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer

Shareholder Information

Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Selling Your Shares - Institutional Shares Only

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Systematic Withdrawal Plan - Investment A, Investment B, and Investment C Shares Only

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Shareholder Information

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange your Fund shares for   Instructions for Exchanging Shares
the same of shares of any other Fifth   To exchange your shares, call the
Third Fund. No transaction fees are     institution through which you purchased
charged for exchanges. Be sure to       your shares for exchange procedures or
read the Prospectus carefully of any    call the Funds at 1-800-282-5706.
Fund into which you wish to exchange
shares.

                                        Notes on Exchanges
You must meet the minimum investment    To prevent disruption in the management
requirements for the Fund into which    of the Funds, market timing strategies
you are exchanging. Exchange from one   and frequent exchange activity may be
Fund to another are taxable for         limited by the Funds. Although not
investors subject to federal or to      anticipated, the Funds may reject
federal or state income taxation.       exchanges, or change or terminate rights
                                        to exchange shares at any time.

                                        Shares of the new Fund must be held
                                        under the same account name, with the
                                        same registration and tax identification numbers, as shares of the old Fund.

                                        The exchange privilege may be changed or eliminated at any time.

                                        The exchange privilege is available only in states where shares of the Funds may be sold.

                                        All exchanges are based on the relative
                                        net asset value next determined after
                                        the exchange order is the Funds.

Automatic Exchange Program - Prime Money Market Fund's Investment B Shares Only

You can use the Funds' Automatic Exchange feature to purchase Investment B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Investment B shares of the Fund, as opposed to Shareholders obtaining Investment B shares of the Fund upon exchange of Investment B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Investment B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to

Shareholder Information

your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Distribution Arrangements/Sales Charges for the Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                  Institutional      Advisor         Investment A      Investment B      Investment C
                  -------------   ---------------   ---------------   ---------------   ---------------
Charge (Load)     None            None              Front-end sales   No front-end      No front-end
                                                    charge (not       sales charge.     sales charge.
                                                    applicable to     A contingent      A contingent
                                                    money market      deferred sales    deferred sales
                                                    funds); reduced   charge (CDSC)     charge (CDSC)
                                                    sales charges     will be imposed   will be imposed
                                                    available.        on shares         on shares
                                                                      redeemed within   redeemed within
                                                                      6 years after     12 months after
                                                                      purchase.         purchase.

Distribution/     None            Subject to        Subject to        Subject to        Subject to
Service (12b-1)                   annual            annual            annual            annual
Fee                               distribution      distribution      distribution      distribution
                                  and shareholder   and shareholder   and shareholder   and shareholder
                                  servicing fees    servicing fees    servicing fees    servicing fees
                                  of up to 0.50%    of up to 0.25%    of up to 1.00%    of up to 0.75%
                                  of the Fund's     of the Fund's     of the Fund's     of the Fund's
                                  assets.           assets.           assets.           assets.  (Also
                                                                                        subject to a
                                                                                        non-12b-1 fee
                                                                                        for shareholder
                                                                                        servicing of up
                                                                                        to 0.25% of the
                                                                                        Fund's assets.)

Fund Expenses     Lower annual    Higher annual     Lower annual      Higher annual     Higher annual
                  expenses than   expenses than     expenses than     expenses than     expenses than
                  Investment A,   Investment A      Investment B      Investment A      Investment A
                  Investment B    shares.           and C shares.     shares.           shares.
                  and C shares.

Conversion        None            None              None              Converts to       None
                                                                      Investment A
                                                                      shares after 8
                                                                      years.

Shareholder Information

Calculation of Sales Charges

Investment A Shares                     Investment A shares are sold at their
                                        public offering price. This price
                                        includes the initial sales charge.
                                        Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                                        The current sales charge rates are as
                                        follows:

                                                                           Sales Charge     Sales Charge
                                                                             as a % of        as a % of
                                        Your Investment                   Offering Price   Your Investment
                                        ---------------                   --------------   ---------------
                                        Less than $50,000                      4.50%            4.71%
                                        $ 50,000 but less than $100,000        4.00%            4.17%
                                        $100,000 but less than $150,000        3.00%            3.09%
                                        $150,000 but less than $250,000        2.00%            2.04%
                                        $250,000 but less than $500,000        1.00%            1.01%
                                        $500,000 or more                       0.00%            0.00%

                                        If you purchase $500,000 or more of
                                        Investment A shares and do not pay a
                                        sales charge, and you sell any of those
                                        shares before the first anniversary of
                                        purchase, you will pay a 1% contingent
                                        deferred sales charge, or CDSC, on the
                                        portion redeemed at the time of
                                        redemption. The CDSC will be based upon
                                        the lowest of the NAV at the time of
                                        purchase and the NAV at the time of
                                        redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions                 You may qualify for reduced sales
                                        charges under the following
                                        circumstances.

                                        .    Letter of Intent. You inform the
                                             Fund in writing that you intend to
                                             purchase at least $50,000 of
                                             Investment A shares over a 13-month
                                             period to qualify for a reduced
                                             sales charge. You must include up
                                             to 4.5% of the total amount you
                                             intend to purchase with your letter
                                             of intent. Shares purchased under
                                             the non-binding Letter of Intent
                                             will be held in escrow until the
                                             total investment has been
                                             completed. In the event the Letter
                                             of Intent is not completed,
                                             sufficient escrowed shares will be
                                             redeemed to pay any applicable
                                             front-end sales charges.

                                        .    Rights of Accumulation. When the
                                             value of shares you already own
                                             plus the amount you intend to
                                             invest reaches the amount needed to
                                             qualify for

Shareholder Information

                                             reduced sales charges, your added
                                             investment will qualify for the
                                             reduced sales charge.

                                        .    Combination Privilege. Combine
                                             accounts of multiple Funds
                                             (excluding the Money Market Funds)
                                             or accounts of immediate family
                                             household members (spouse and
                                             children under 21) to achieve
                                             reduced sales charges.

Investment B Shares                     Investment B shares are offered at NAV,
                                        without any up-front sales charge.
                                        Therefore, all of the money that you
                                        send to the Funds is used to purchase
                                        Fund shares. If you sell your Investment
                                        B shares before the end of the sixth
                                        year after purchase, however, you will
                                        pay a contingent deferred sales charge,
                                        or CDSC, at the time of redemption. The
                                        CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC
                                        (i.e., shares purchased with reinvested
                                        dividends or distributions) will be
                                        redeemed first, followed by shares
                                        subject to the lowest CDSC (typically
                                        shares held for the longest time).

                                        Investment B shares are subject to the
                                        following CDSC schedule:

                                        Year of Redemption                  % of NAV (at time of purchase or sale
                                        After Purchase                      if lower) deducted from proceeds
                                        ----------------------              --------------------------------
                                        During the first year                              5%
                                        During the second year                             4%
                                        During the third or fourth years                   3%
                                        During the fifth year                              2%
                                        During the sixth year                              1%
                                        During the seventh or eight years                  0%

Sales Charge Waivers

Investment A Shares                     The following transactions qualify for
                                        waivers of sales charges that apply to
                                        Investment A shares:

                                        .    Shares purchased by investment
                                             representatives through fee-based
                                             investment products or accounts.
                                        .    Reinvestment of distributions from
                                             a deferred compensation plan,
                                             agency, trust, or custody account
                                             that was maintained by the advisor
                                             or its affiliates or invested in
                                             any Fifth Third Fund.
                                        .    Shares purchased for trust or other
                                             advisory accounts established with
                                             the Advisor or its affiliates.
                                        .    Shares purchased by directors,
                                             trustees, employees, and family
                                             members of the Advisor and its
                                             affiliates and any organization
                                             that provides services to the
                                             Funds; retired Fund trustees;
                                             dealers who have an

Shareholder Information

                                             agreement with the Distributor;
                                             and any trade organization to which
                                             the Advisor or the Administrator
                                             belongs.
                                        .    Shares purchased in connection with
                                             401(k) plans, 403(b) plans and
                                             other employer-sponsored qualified
                                             retirement plans, "wrap" type
                                             programs non-transactional fee fund
                                             programs, and programs offered by
                                             fee-based financial planners and
                                             other types of financial
                                             institutions (including omnibus
                                             service providers).
                                        .    Distributions from Qualified
                                             Retirement Plans. There also is no
                                             sales charge for Fund shares
                                             purchased with distributions from
                                             qualified retirement plans or other
                                             trusts administered by Fifth Third
                                             Bank.
                                        .    Shares purchased by former Kent
                                             Fund Investment Class shareholders.
                                        .    Shares purchased by Trust
                                             Companies, Retirement Plan
                                             Record-Keeping Firms, or similar
                                             organizations that purchase on
                                             behalf of their clients from a Fund
                                             through an omnibus account.

Investment B Shares                     The CDSC will be waived under certain
                                        circumstances, including the following:

                                        .    Minimum required distributions from
                                             an IRA or other qualifying
                                             retirement plan to a shareholder
                                             who has attained age 70 1/2.
                                        .    Redemptions from accounts following
                                             the death or disability of the
                                             shareholder.
                                        .    Investors who purchased through a
                                             participant directed defined
                                             benefit plan.
                                        .    Returns of excess contributions to
                                             certain retirement plans.
                                        .    Distributions of less than 12% of
                                             the annual account value under the
                                             Systematic Withdrawal Plan.
                                        .    Shares issued in a plan of
                                             reorganization sponsored by Fifth
                                             Third Bank, or shares redeemed
                                             involuntarily in a similar
                                             situation.
                                        .    Shares issued for sweep accounts
                                             where a sales commission was not
                                             paid at the time of purchase. In
                                             this case the maximum purchase
                                             amount is waived also.

Investment C Shares                     Investment C shares are offered at NAV,
                                        without any up-front sales charge.
                                        Therefore, all the money you send to the Funds is used to purchase Fund shares.
                                        If you sell your Investment C shares
                                        before the first anniversary of
                                        purchase, however, you will pay a 1%
                                        contingent deferred sales charge or
                                        CDSC, at the time of redemption. The
                                        CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to

Shareholder Information

                                        the CDSC (i.e., shares purchased with
                                        reinvested dividends or distributions)
                                        will be redeemed first, followed by
                                        shares subject to the lowest CDSC
                                        (typically shares held for the longest
                                        time).

                                        The CDSC will be waived for shares
                                        purchased as part of an agreement where
                                        an organization agrees to waive their
                                        customary sales commission.

Reinstatement Privilege                 If you have sold Investment A or C
                                        shares and decide to reinvest in the
                                        Fund within a 90 day period, you will
                                        not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within
                                        90 days of the date your instructions to sell were processed.

Distribution/Service (12b-1) Fees       12b-1 fees compensate the Distributor
                                        and other dealers and investment
                                        representatives for services and
                                        expenses related to the sale and
                                        distribution of the Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                                        12b-1 fees are paid from Fund assets on
                                        an ongoing basis, and will increase the
                                        cost of your investment.

                                        12b-1 fees may cost you more than paying other types of sales charges.

                                        The 12b-1 fees vary by share class as
                                        follows:

                                        .    Advisor shares may pay a 12b-1 fee
                                             of up to 0.50% of the average daily
                                             net assets of a Fund which the
                                             Distributor may use for shareholder
                                             servicing and distribution.

                                        .    Investment A shares may pay a 12b-1
                                             fee of up to 0.25% of the average
                                             daily net assets of a Fund which
                                             the Distributor may use for
                                             shareholder servicing and
                                             distribution.

                                        .    Investment B shares pay a 12b-1 fee
                                             at an annual rate of up to 1.00% of
                                             the average daily net assets of the
                                             applicable Fund. The Distributor
                                             may use up to 0.25% of the 12b-1
                                             fee for shareholder servicing and
                                             up to 0.75% for distribution.

                                        .    Investment C shares pay a 12b-1 fee
                                             of up to 0.75% of the average daily
                                             net assets of the applicable Fund
                                             which the Distributor may use for
                                             distribution. This will cause
                                             expenses for Investment C shares to
                                             be higher and dividends to be lower
                                             than for

Shareholder Information

                                             Investment A shares. The higher
                                             12b-1 fee on Investment C shares,
                                             together with the CDSC, help the
                                             Distributor sell Investment C
                                             shares without an "up-front" sales
                                             charge. In particular, these fees
                                             help to defray the Distributor's
                                             costs of advancing brokerage
                                             commissions to investment
                                             representatives.

                                        Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                                        Over time shareholders will pay more
                                        than the equivalent of the maximum
                                        permitted front-end sales charge because
                                        12b-1 distribution and service fees are
                                        paid out of the Fund's assets on an
                                        on-going basis.

Conversion to Investment A Shares       Investment B shares convert
                                        automatically to Investment A shares 8
                                        years after purchase. After conversion,
                                        the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives                      BISYS, the distributor of Fund shares,
                                        in its discretion, may pay all dealers
                                        selling Investment A shares, Investment
                                        B shares, or Investment C shares all or
                                        a portion of the sales charges it
                                        normally retains.

Dividends and Capital Gains             All dividends and capital gains will be
                                        automatically reinvested unless you
                                        request otherwise. You can receive them
                                        in cash or by electronic funds transfer
                                        to your bank account if you are not a
                                        participant in an IRA account or in a
                                        tax qualified plan. There are no sales
                                        charges for reinvested distributions.

                                        Distributions are made on a per share
                                        basis regardless of how long you've
                                        owned your shares. Therefore, if you
                                        invest shortly before the distribution
                                        date, some of your investment will be
                                        returned to you in the form of a taxable distribution.

                                        Dividends, if any, are declared and paid quarterly by the Funds. Capital gains, if any, are distributed at least annually.

Shareholder Information

Expenses

The expenses for investing in funds of funds, like the LifeModel Funds, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains) to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, i.e., gains from investments that a Fund owned for more than twelve months, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). The use of a fund of funds structure could affect the amount, timing, and character of distributions to shareholders. See the Statement of Additional Information for further details. Shareholders may also be subject to state and local taxes on distributions and redemptions.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, and local laws.

                Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third LifeModel Conservative Fund, the Fifth Third LifeModel Moderately Conservative Fund, the Fifth Third LifeModel Moderate Fund, the Fifth Third LifeModel Moderately Aggressive Fund, and the Fifth Third LifeModel Aggressive Fund are not presented because the Institutional Shares, the Advisor Shares, the Investment A Shares, the Investment B Shares and the Investment C Shares of these Funds are newly offered and do not have a financial history.

Addresses
----------------------------------------------------------------------------------------

Fifth Third Funds                              Fifth Third Funds
LifeModel Funds                                3435 Stelzer Road
Institutional Shares                           Columbus, Ohio 43219
Advisor Shares
Investment A Shares
Investment B Shares
Investment C Shares
----------------------------------------------------------------------------------------

Investment Advisor                             Fifth Third Asset Management Inc.
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Investment Advisor                             Heartland Capital Management, Inc
(Pinnacle Fund only)                           251 North Illinois Street
                                               Suite 300
                                               Indianapolis, Indiana 46204
----------------------------------------------------------------------------------------

Sub-Advisor                                    Morgan Stanley Investment Management Inc.
(International Equity Fund only)               1221 Avenue of the Americas
                                               New York, New York 10020
----------------------------------------------------------------------------------------

Distributor                                    Fifth Third Funds Distributor, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
  Agent, and Administrator                     Fifth Third Bank
                                               38 Fountain Square Plaza
                                               Cincinnati, Ohio 45263
----------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant      BISYS Fund Services Limited Partnership
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Sub-Transfer Agent                             BISYS Fund Services Ohio, Inc.
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219
----------------------------------------------------------------------------------------

Independent Auditors                           PricewaterhouseCoopers, LLP
                                               100 East Broad Street
                                               21st Floor
                                               Columbus, Ohio 43215
----------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

 You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                           Telephone: 1-800-282-5706
                         Internet: http://www.53.com*
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
.. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
.. At no charge from the Commission's Website at http://www.sec.gov.


                            [LOGO] Fifth Third Funds

                                      Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS

                       Statement of Additional Information
                                 August 1, 2002

This Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated August 1, 2002:

          Fifth Third LifeModel Conservative Fund
          Fifth Third LifeModel Moderately Conservative Fund
          Fifth Third LifeModel Moderate Fund
          Fifth Third LifeModel Moderately Aggressive Fund
          Fifth Third LifeModel Aggressive Fund

Collectively, these five Funds, each a Fund of Funds, are called the "LifeModel Funds" or the "Funds of Funds." This Statement of Additional Information is incorporated in its entirety into the Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Funds or call toll-free
(800) 282-5706 This SAI is not a prospectus.

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                TABLE OF CONTENTS

                                                                                  Page
                                                                                  ----
GENERAL INFORMATION ABOUT THE TRUST...............................................   1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...................................   3
   Investment Objectives..........................................................   3
   Investment Limitations.........................................................   3
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES.........   8
   Types of Investments...........................................................   8
   Portfolio Turnover.............................................................  16
FIFTH THIRD FUNDS MANAGEMENT......................................................  16
   Officers and Trustees..........................................................  16
   Trustee Liability..............................................................  19
   Codes of Ethics................................................................  20
INVESTMENT ADVISORY SERVICES......................................................  20
   Investment Advisors to the Trust...............................................  20
   Advisory Fees..................................................................  20
   Administrative Services........................................................  21
   Custody of Fund Assets.........................................................  21
   Transfer Agent and Dividend Disbursing Agent...................................  21
   Legal Counsel..................................................................  21
BROKERAGE TRANSACTIONS............................................................  21
PURCHASING SHARES.................................................................  22
   Distribution Plan and Administrative Services Agreement........................  22
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares....  23
   Conversion of Investment B Shares to Investment A Shares.......................  23
   Conversion to Federal Funds....................................................  23
   Exchanging Securities for Fund Shares..........................................  23
   Payments to Dealers............................................................  23
REDEEMING SHARES..................................................................  24
   Redemption in Kind.............................................................  24
   Postponement of Redemptions....................................................  24
DETERMINING NET ASSET VALUE.......................................................  24
   Determining Market Value of Securities.........................................  24
   Use of Amortized Cost..........................................................  25
   Monitoring Procedures..........................................................  25
   Investment Restrictions........................................................  25

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust (formerly named the Fountain Square Funds) was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series.

This SAI relates to the following Funds of Funds: Fifth Third LifeModel Conservative Fund, Fifth Third LifeModel Moderately Conservative Fund, Fifth Third LifeModel Moderate Fund, Fifth Third LifeModel Moderately Aggressive Fund, and Fifth Third LifeModel Aggressive Fund (each a "LifeModel Fund" or "Fund of Funds" and collectively, the "LifeModel Funds" or the "Funds of Funds"). The LifeModel Funds offer Shareholders a professionally managed investment program by purchasing shares of existing Funds of the Fifth Third Funds (the "Underlying Funds"). Each LifeModel Fund may offer to the public five classes of Shares:
Institutional, Advisor, Investment A, Investment B, and Investment C.

This SAI relates to the LifeModel Funds and the following Underlying Funds in which the LifeModel Funds invest:

The "Equity Funds":

     Fifth Third Quality Growth Fund ("Quality Growth Fund") , Fifth Third Equity Income Fund ("Equity Income Fund"), Fifth Third Pinnacle Fund ("Pinnacle Fund"), Fifth Third Mid Cap Fund ("Mid Cap Fund"), Fifth Third Technology Fund ("Technology Fund"), Fifth Third International Equity Fund ("International Equity Fund"), Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund"), the Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund"), Fifth Third International GDP Fund ("International GDP Fund"), Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund"), Fund Fifth Third Large Cap Value Fund ("Large Cap Value Fund")

The "Bond Funds":

     Fifth Third Bond Fund ("Bond Fund"), Fifth Third Short Term Bond Fund ("Short Term Bond Fund"), Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund"), and Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")

The "Money Market Funds":

     Fifth Third Prime Money Market Fund ("Prime Money Market Fund") and Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

     Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

     Each Fund of Funds and each of the Underlying Funds, is an "open-end" management investment company, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Service, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. and Heartland are wholly owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. (the "Subadvisor") serves as investment sub-advisor to the International Equity Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Funds of Funds, Equity Funds and Bond Funds

This section, "Investment Limitations--Funds of Funds, Equity Funds and Bond Funds," pertains to the Funds of Funds, the Equity Funds, and the Bond Funds, but not the Money Market Funds.

Fundamental Limitations

Except as provided below, the Funds of Funds, the Equity Funds and the Bond Funds have adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Pinnacle Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Pledging Assets.
----------------

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.
---------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the U.S. Government Bond Fund and Pinnacle Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.

Investing in Real Estate.
-------------------------

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the U.S. Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, the Micro Cap Value Fund and Multi Cap Value Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of the Funds described in the preceding paragraph) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than the Funds described in the preceding paragraph and the Short Term Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.

Dealing in Puts and Calls.
--------------------------

The Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund, will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments.
-----------------------------

Each of the Fund of Funds will not invest more than 25% of its total assets in the securities of Underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in Underlying Funds, each of the Fund of Funds indirectly may invest more than 25% of its assets in one industry, and (ii) each of the Fund of Funds will concentrate more than 25% of its assets in the mutual fund industry.

Each of the Quality Growth Fund, Pinnacle Fund, Mid Cap Fund, Technology Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Value Fund, and Short Term Bond Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

Underwriting.
-------------

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Money Market Funds

This section, "Investment Limitations--Money Market Funds pertains to the Money Market Funds.

     Fundamental Limitations

Except as provided below, each Money Market Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

Selling Short and Buying on Margin.
-----------------------------------

None of the Money Market Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Money Market Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Money Market Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

Pledging Securities or Assets.
------------------------------

The Prime Money Market Fund will not pledge securities. The U.S. Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Commodities, Commodity Contracts, or Real Estate.
--------------------------------------------------------------

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

Underwriting.
-------------

The Prime Money Market Fund will not engage in underwriting of securities issued by others.

Lending Cash or Securities.
---------------------------

The Money Market Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets (except that the U.S. Treasury Money Market Fund may not loan any of its assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Acquiring Voting Securities.
----------------------------

The Prime Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of its total assets, the Prime Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent. The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

Concentration of Investments.
-----------------------------

The Prime Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

Dealing in Puts and Calls.
--------------------------

The Prime Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Non-Fundamental Limitations for the Funds of Funds, the Equity Funds, the Bond Funds, and the Money Market Funds

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

Investing in Illiquid Securities.
---------------------------------

The Funds of Funds, the Equity Funds, and the Bond Funds will not invest more than 15% of the value of their respective net assets and the Money Market Funds will not invest more than 10% of the value of their respective net assets, in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds of Funds may invest all of their assets in investment companies.

The Underlying Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general (for the Money Market Funds only, other than Treasury stock of the acquiring Fund). The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses. For the Equity Funds and the Bond Funds only, the Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions.

Investing in Put Options.
-------------------------

The International Equity Fund, Multi Cap Value Fund, and Micro Cap Value Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Selling Short and Buying on Margin
----------------------------------

The International GDP Fund, Small Cap Growth Fund, Large Cap Value Fund, and Short Term Bond Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Writing Covered Call Options.
-----------------------------

The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Additional Non-Fundamental Policies for the Funds
-------------------------------------------------

The following policies are non-fundamental. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Equity Income Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. government bonds.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments

Bank Instruments.
-----------------

The Funds of Funds, Prime Money Market Fund, Bond Fund, Quality Growth Fund, Mid Cap Fund, Technology Fund, Balanced Fund, Equity Income Fund, Intermediate Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Value Fund, and Short Term Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Futures and Options Transactions.
---------------------------------

All of the Funds (subject to the exceptions noted below) may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

Futures Contracts.
------------------

The Funds (except the Money Market Funds, Multi Cap Value Fund, and Micro Cap Value Fund) may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

Stock Index Options.
--------------------

The Funds (other than the Money Market Funds, Pinnacle Fund, and Micro Cap Value
Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over- the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or the Subadvisor, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.
-------------------------------------------

The Funds (other than the Money Market Funds, Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund,) may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

Call Options on Financial Futures Contracts.
--------------------------------------------

The Funds (other than the Money Market Funds, Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund), may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

Limitation on Open Futures Positions.
-------------------------------------

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.
---------------------------------

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
-----------------------------------------------

The Funds (other than the Money Market Funds, Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund) may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.
-----------------------------------------------------

The Funds (other than the Money Market Funds, Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund) may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.
-------------------------

The Funds (other than the Money Market Funds, the Pinnacle Fund, Multi Cap Value Fund, and Micro Cap Value Fund) may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

Collateralized Mortgage Obligations ("CMOs").
---------------------------------------------

The U.S. Government Bond Fund, Bond Fund, Short Term Bond Fund, and Intermediate Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

Convertible Securities.
-----------------------

The Quality Growth Fund, Mid Cap Fund, Technology Fund, International Equity Fund, Pinnacle Fund, Equity Income Fund, Multi Cap Value Fund, Large Cap Value Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, and Short Term Bond Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, the Subadvisor or Heartland, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, the Subadvisor or Heartland, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Guaranteed Investment Contracts.
--------------------------------

The Short Term Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

Warrants.
---------

The Quality Growth Fund, Mid Cap Fund, Technology Fund, International Equity Fund, Equity Income Fund, International GDP Fund, Small Cap Growth Fund, and Large Cap Value Fund may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Participation Interests.
------------------------

The Prime Money Market Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Value Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, and Short Term Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly.

Stripped Obligations.
---------------------

The U.S. Treasury Money Market Fund, Prime Money Market Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, and Short Term Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry

Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar- denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Variable Rate Municipal Securities.
-----------------------------------

The Short Term Bond Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, and U.S. Treasury Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Loan Participation Notes.
-------------------------

The Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, and Prime Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

Cash.
-----

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.
------------------------------

The International Equity Fund and International GDP Fund may engage in foreign currency transactions.

Currency Risks.
---------------

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund and International GDP Fund value their assets daily in U.S. dollars, they might not convert their holdings of foreign currencies to U.S. dollars daily. The International Equity Fund and International GDP Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund and the International GDP Fund will engage in foreign currency exchange transactions in connection with their portfolio investments. The International Equity Fund and International GDP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts.
--------------------------------------------

The International Equity Fund and International GDP Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

Neither the International Equity Fund nor the International GDP Fund will enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund and International GDP Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options.
-------------------------

The International Equity Fund and International GDP Fund may engage in foreign currency options may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund and International GDP Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund or International GDP Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund or International GDP Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's and International GDP Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund and International GDP Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.
--------------------------------------

By using foreign currency futures contracts and options on such contracts, the International Equity Fund and International GDP Fund may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund and International GDP Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund and International GDP Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund and International GDP Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     . the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

Variable Rate U.S. Government Securities.
-----------------------------------------

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

When-Issued and Delayed Delivery Transactions.
----------------------------------------------

Each Fund (other than the Multi Cap Value Fund and Micro Cap Value Fund) may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements.
----------------------

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, the Subadvisor or Heartland, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.
--------------------------------

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, the Subadvisor or Heartland, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Temporary and Defensive Investments.
------------------------------------

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Short Term Bond Fund may shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long- term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover
------------------

The estimated annual portfolio turnover rate for each of the Fund of Funds is as follows:

Fifth Third LifeModel Conservative Fund                       10-30%
Fifth Third LifeModel Moderately Conservative Fund            10-30%
Fifth Third LifeModel Moderate Fund                           10-30%
Fifth Third LifeModel Moderately Aggressive Fund              10-30%
Fifth Third LifeModel Aggressive Fund                         10-30%

                          FIFTH THIRD FUNDS MANAGEMENT

The business of the Fund is managed under the direction of the Trust's Board of Trustees. The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219

Officers and Trustees

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              Independent Trustees
                              --------------------

         (1)                (2)            (3)                    (4)                    (5)             (6)

                                                                                      Number of
                                                                                     Portfolios
                        Position(s)      Term of                                       in Fund
                           Held        Office and                                      Complex         Other
     Name, Address       with the      Length of      Principal Occupation(s)        Overseen by    Directorships
        and Age           Funds       Time Served     During the Past 5 Years          Trustee     Held by Trustee

         (1)                (2)            (3)                    (4)                    (5)             (6)

                                                                                      Number of
                                                                                      Portfolios
                        Position(s)     Term of                                        in Fund
                           Held        Office and                                      Complex          Other
     Name, Address       with the      Length of      Principal Occupation(s)        Overseen by    Directorships
        and Age           Funds       Time Served     During the Past 5 Years          Trustee     Held by Trustee

David J. Durham           Trustee      Indefinite,    President and Chief                 31             N/A
Birthdate: 5/10/1945                   June 2001-     Executive Officer of Clipper
                                         Present      Products, Inc., a wholesale
                                                      distributor, 1997-present.
                                                      Independent Contractor,
                                                      1995-1997

J. Joseph Hale Jr.        Trustee      Indefinite,    President of the Cincinnati         31             N/A
Birthdate: 9/11/1949                      March       Gas & Electric Co., The
                                      2001-Present    Union Light Heat & Power
                                                      Co., Vice-President,
                                                      Corporate Communications
                                                      Cinergy Corp., and President
                                                      of Cinergy Foundation, Inc.
                                                      (formerly PSI Foundation)

John E. Jaymont           Trustee      Indefinite,    AVP, PIANKO, Feb. 2002-             31       Printing
Birthdate:  12/5/1944                    October      present.  Real estate                        Industries of
                                      2001- Present   management consultant, April                 America-Director,
                                                      2000-Feb. 2002.  President,                  Master Printers
                                                      Metroweb Corp. (publications                 of America
                                                      printing) 1997-2000.                         Printing
                                                                                                   Industries of
                                                                                                   America-Director,
                                                                                                   Web Offset
                                                                                                   Associates

                              Interested Trustees*
                              --------------------

        (1)                 (2)             (3)                (4)                     (5)             (6)

                                                                                    Number of
                                                                                   Portfolios
                        Position(s)      Term of                                     in Fund
                           Held         Office and                                   Complex          Other
     Name, Address       with the       Length of      Principal Occupation(s)     Overseen by    Directorships
        and Age           Funds        Time Served     During the Past 5 Years       Trustee      Held by Trustee

Edward Burke Carey       Chairman-     Indefinite,     President   of  Carey         31           The Foundation
Birthdate:  7/2/1945       Board         January       Realty Investments, Inc.                   of the Catholic
                        of Trustees    1989-Present                                               Diocese of
                                                                                                  Columbus-Trustee
                                                                                                  Ohio and
                                                                                                  Kentucky
                                                                                                  Chapter of the
                                                                                                  Counselors of
                                                                                                  Real
                                                                                                  Estate-Trustee,
                                                                                                  Chairman

----------

* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                                            Officers
                                                            --------

         (1)                (2)            (3)                  (4)                    (5)             (6)

                                                                                    Number of
                                                                                   Portfolios
                        Position(s)      Term of                                      Fund
                           Held         Office and                                   Complex          Other
      Name, Address      with the       Length of       Principal Occupation(s)    Overseen by    Directorships
         and Age          Funds        Time Served      During the Past 5 Years      Trustee      Held by Trustee

Jeffrey C. Cusick       President      Indefinite,      Employee of BISYS Fund         N/A              N/A
Birthdate:  5/19/1959                     June          Services Inc.
                                      2001-Present

Rodney L. Ruehle           Vice        Indefinite,      Employee of BISYS Fund         N/A              N/A
Birthdate:  4/26/1968   President,    Vice-President-   Servicesr Limited
                        Secretary     2001-Present      Partnership
                                      Secretary-
                                      September
                                      1999-Present

Adam S. Ness            Treasurer      Indefinite,      Employee    of   BISYS         N/A              N/A
Birthdate: 10/14/1972                  September        Fund Services Limited
                                      2001-Present      Partnership since
                                                        June  1998.  Prior  to
                                                        that time,  employee
                                                        of KPMG LLP

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                        Positions Held with Affiliated Persons or Principal
     Name               Underwriters of the Funds
     ----               ---------------------------------------------------
Jeffrey C. Cusick       BISYS Fund Services, Vice President
Rodney L. Ruehle        BISYS Fund Services, Director of Administrative Services
Adam S. Ness            BISYS Fund Services, Director of Financial Services

Committees of the Board of Trustees

Audit Committee
---------------

     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2001, there were two meetings of the Audit Committee.

Nominating Committee
--------------------

     The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2001, the Nominating Committee met two times.

Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2001:

                                                               Aggregate Dollar Range of Equity
                                Dollar Range of Equity           Securities in All Registered
                                      Securities               Investment Companies Overseen by
     Name of Trustee            in the Funds of Funds     Trustee in Family of Investment Companies
     ---------------            ----------------------    -----------------------------------------
Edward Burke Carey                       $0                              >$100,000

J. Joseph Hale, Jr., Trustee             $0                                 $0

David J. Durham, Trustee                 $0                                 $0

John E. Jaymont, Trustee                 $0                                 $0

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2001:

                      Name of Owners
                           and
                      Relationships
    Name of Trustee    to Trustee       Company   Title of Class   Value of Securities   Percent of Class
    ---------------   ---------------   -------   --------------   -------------------   ----------------
J. Joseph Hale              N/A           N/A          N/A                 N/A                 N/A

J. Joseph Hale, Jr.         N/A           N/A          N/A                 N/A                 N/A

John E. Jaymont             N/A           N/A          N/A                 N/A                 N/A

As of April 11, 2002, the Officers and Trustees owned less than 1% of any class of any Fund.

Trustees Compensation

                               Aggregate Compensation from the      Total Compensation from Funds and Fund
                               Funds for the Fiscal Year Ending    Complex Paid to Trustees for the Calendar
 Name of Person, Position             December 31, 2001*                Year Ending December 31, 2001
 ------------------------      ---------------------------------   -----------------------------------------
Edward Burke Carey, Trustee                  $0                                     $21,250
J. Joseph Hale, Jr., Trustee                 $0                                     $17,250
David J. Durham, Trustee                     $0                                     $11,000
John E. Jaymont, Trustee                     $0                                     $ 5,000

*The LifeModel Funds did not exist as of 12/31/01.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                          INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to the LifeModel Funds. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to an Underlying Fund, the Pinnacle Fund, is Heartland. Fifth Third Asset Management Inc. and Heartland are wholly owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ("Morgan Stanley") is the sub-advisor to an Underlying Fund, the International Equity Fund, under the terms of a Sub-advisory Agreement between Fifth Third Asset Management Inc. and Morgan Stanley.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s, Heartland's or any respective affiliates' lending relationship with an issuer.

Approval of Investment Advisory Agreement. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management Inc. was formally considered by the Board of Trustees at a meeting held on April 10, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management Inc. has soft dollar arrangements by which brokers provide research to Fifth Third Asset Management Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Fifth Third Asset Management Inc. such as costs and benefits associated with the assumption of duties as custodian to the Trust by Fifth Third Bank. Also considered was the business reputation and financial resources of Fifth Third Asset Management Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Advisory Fees

For its advisory services, the Advisor receives annual investment advisory fees as described in the prospectuses. The investment advisory fees for each of the LifeModel Funds, as a percentage of average net assets, are as follows:

Fifth Third LifeModel Conservative Fund                      0.15%
Fifth Third LifeModel Moderately Conservative Fund           0.15%
Fifth Third LifeModel Moderate Fund                          0.15%
Fifth Third LifeModel Moderately Aggressive Fund             0.15%

Fifth Third LifeModel Aggressive Fund                        0.15%

Administrative Services

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

     Maximum         Average Aggregate Daily
Administrative Fee   Net Assets of the Trust
------------------   -----------------------
       0.20%         of the first $1 billion
       0.18%         of the next $1 billion
       0.17%         in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield and total return of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties.

Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.

BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses.

Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, the Subadvisor and Heartland look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, the Subadvisor and Heartland will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, the Subadvisor and Heartland make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, the Subadvisor and Heartland may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, the Subadvisor and Heartland and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, the Subadvisor and Heartland and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Advisor, the Subadvisor and Heartland in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, the Subadvisor and Heartland or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, the Subadvisor and Heartland in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, the Subadvisor and Heartland and does not reduce the advisory fees payable to the Advisor, the Subadvisor or Heartland. Such information may be useful to the Advisor, the Subadvisor or Heartland in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, the Subadvisor or Heartland in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Subadvisor and Heartland, the Advisor, the Subadvisor and Heartland may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, the Subadvisor and Heartland are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, the Subadvisor and Heartland to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") is open for business. The procedure for purchasing Advisor Shares, Investment A Shares, Service Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement

With respect to Advisor Shares, Service Shares, Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders. The Funds of Funds do not offer Service Shares.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Pursuant to the Plan, with respect to Investment A Shares and Service Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these shares.

Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month.

With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

A shareholder's Investment B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the shares so converted.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:

        AMOUNT OF           INVESTMENT

     INVESTMENT ($)          A SHARES
-------------------------   ----------
Under 50,000                  3.825%
50,000 but under 100,000       3.40%
100,000 but under 150,000      2.55%
150,000 but under 250,000      1.70%
250,000 but under 500,000      0.85%
500,000 and above              0.50%*

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the distributor which provides for such payment. The distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the distributor to provide for such payment.

Under certain circumstances the distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                           DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses.

Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:

..    for equity securities, according to the last sale price on a national securities exchange, if available;

..    in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

..    for unlisted equity securities, the latest bid prices;

..    for bonds and other fixed income securities, as determined by an independent pricing service;

..    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

..    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

The use of a fund-of-funds structure can affect the amount, timing and character of distributions to shareholders. For example, a Fund of Funds will not be able to offset gains realized by one Underlying Fund in which such Fund of Funds invests against losses realized by another Underlying Fund in which such Fund of Funds invests.

Depending on a Fund of Fund's percentage ownership in an Underlying Fund, both before and after a redemption, a redemption of shares of an Underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. The operation of the "wash sale" rules may also defer losses realized when a Fund of Funds redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to their own shareholders (see

"Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Funds of funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Funds of Funds will not invest in underlying funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Funds of Funds do not intend to make this election if it is available.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

..    Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

..    Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

..    Lehman Muni Bond Index is a broad-based total return index comprised of
     8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.

..    Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond and Intermediate Bond Funds)

..    Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..    Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

..    Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)

..    Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond, Government Bond, and Intermediate Bond Funds)

..    Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..    Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

..    Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Bond Fund)

..    Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

..    Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

..    Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

..    Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

..    Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

..    Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

..    Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
     Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

..    S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

..    S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap
     Fund)

..    Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
     Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Pinnacle, and Equity Income Funds)

..    Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
     Fund)

..    Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

..    Lehman Brothers Three-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

..    Lehman Brothers Five-Year General Obligation Municipal Bond Index is an
     unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

..    Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of
     U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

..    Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

..    Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

..    Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

..    Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

..    Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Morgan Stanley Capital International Europe Index is an unmanaged index of
     European stocks. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..    Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

..    Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..    Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

..    Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

..    91-day Treasury Bill return tracks the investment return paid on U.S.
     Treasury bills maturing in 91 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS

The Funds of Funds are newly offered Funds and do not have a financial history.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

..    Leading market positions in well-established industries.

..    High rates of return on funds employed.

..    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

..    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..    Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on or about June 14, 2000).

     (x) Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on or about April 24, 2002).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Section 5. Establishing and Designation of Series or Class.

     Without limiting the authority of the Trustees set forth in Article XII,
     Section 8, inter alia, to establish and designate any additional Series or Class, or to modify the rights and preferences of any existing Series or Class, the Series and Classes of the Trust shall be, and hereby are, established and designated as:

     Fifth Third Government Money Market Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third Prime Money Market Fund;

          Investment A Shares;
          Investment B Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Municipal Money Market Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third Quality Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Equity Income Fund

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Pinnacle Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Balanced Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;

          Institutional Shares;
          Advisor Shares;

     Fifth Third Mid Cap Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third International Equity Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Technology Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Intermediate Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third U.S. Government Bond Fund;

          Investment A Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Intermediate Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Ohio Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third U.S. Treasury Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Strategic Income Fund;

          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Multi Cap Value Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Worldwide Fund;

          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Micro Cap Value Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Institutional Government Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Institutional Money Market Fund;

          Institutional Shares;
          Service Shares;

     Fifth Third Michigan Municipal Money Market Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third International GDP Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Small Cap Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Large Cap Growth Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Equity Index Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Large Cap Value Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Short Term Bond Fund;

          Investment A Shares;
          Institutional Shares;

     Fifth Third Michigan Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;

     Fifth Third Municipal Bond Fund;

          Investment A Shares;
          Investment B Shares;
          Investment C Shares;
          Institutional Shares;
          Advisor Shares;

     Fifth Third Ohio Tax Exempt Money Market Fund;

          Investment A Shares; and
          Institutional Shares

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the

     Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d) (i) Form of Investment Advisory Contract between the Registrant and Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

          (A) Form of Schedule A to the Investment Advisory Contract is filed herewith.

     (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iii)Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

          (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(e) (i) Distribution Agreement of the Registrant dated October 29, 2001 is filed herewith.

          (A) Form of Amended Schedules A, B and C to the Distribution Agreement are filed herewith.

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

          (A) Form of Amended Exhibit A to the Administrative Service Agreement is filed herewith.

(f)  Not applicable.

(g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

          (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

          (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement is filed herewith.

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (B) Form of Amended Schedule A to the Management and Administration Agreement is filed herewith.

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
               2000).

          (B) Form of Amended Schedule A to the Sub-Administration Agreement is filed herewith.

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  Consent of Ropes & Gray is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m) (i) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibits A, B, C and D to the Rule 12b-1 Plan is filed herewith.

     (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement is filed herewith.

    (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan is filed herewith.

     (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

          (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement is filed herewith.

(n) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(n)(A)   Form of Amended Exhibit A to the Multiple Class Plan is filed herewith.

(p)(i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(ii)  Code of Ethics for Fifth Third Asset Management Inc. is filed herewith.

(p)(iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor

FIFTH THIRD ASSET MANAGEMENT INC.

                      Position with Fifth Third Asset     Other Substantial Business, Vocation, Profession or
Name                  Management Inc.                     Employment
----                  -------------------------------     ---------------------------------------------------
Neal E. Arnold        Director                            Executive Vice President with Fifth Third Bank

James D. Berghausen   Director, President                 Chief Investment Officer and Senior Vice President
                                                          with Fifth Third Bank

Paul L. Reynolds      Secretary                           Senior Vice President with Fifth Third Bank

Kevin S. Woodard      Assistant Secretary                 Vice President with Fifth Third Bank

Robert Curtin         Treasurer and Assistant Secretary   Vice President with Fifth Third Bank

Roberta Tucker        Director, Fixed Income              Vice President with Fifth Third Bank

Denis Amato           Director of Value Strategies        Director of Value Strategies with Fifth Third Bank

Richard Barone        Director of Equity Strategy -       Chairman and Chief Executive Officer with Ancora
                      Small Company Fund                  Capital Securities, Inc.

James Bernard         Director of Fixed Income - Tax      Vice President with Fifth Third Bank
                      Free

Allan Miller          Director of Equity Strategy -       Vice President with Fifth Third Bank
                      Worldwide Fund

Mitchell L. Stapley   Chief Fixed Income Officer          Director of Fixed Income with Fifth Third Bank

Michael J. Martin     Director of Fixed Income - Tax      Director of Fixed Income with Fifth Third Bank
                      Free

Allan J. Meyers       Director Equity Strategy - Large    Director of Equity Funds with Fifth Third Bank
                      Company Fund

David C. Eder         Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank Equity
                      Structured                          Products

Robert Cummisford     Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank
                      Small Company Fund

Steven Folker         Director of Growth Strategies       Vice President with Fifth Third Bank

James Russell         Director of Equity Products         Vice President with Fifth Third Bank

John Schmitz          Director of Equity Strategy -       Vice President with Fifth Third Bank
                      Income Growth/International

John Hoeting          Senior Portfolio Manager            Ass't Vice President with Fifth Third Bank

Scott Mlynek          Portfolio Manager                   Portfolio Manager with Fifth Third Bank

John L. Cassady       Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Michael S. Gilmore    Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Sara M. Quirk         Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Daniel R. Skubiz      Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Brian J. Smolinski    Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Eric Strange          Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Steve Mygrant         Senior Equity Analyst               Portfolio Manager with Fifth Third Bank

Patricia S. Younker   Fixed Income Assistant              Investment Officer with Fifth Third Bank

Brian Cothran         Senior Trader                       Portfolio Manager with Fifth Third Bank

Mark Demos            Equity Analyst                      Trust Officer with Fifth Third Bank

Jon Fisher            Equity Analyst                      Ass't Vice President with Fifth Third Bank

Scott Lucas           Trader                              Municipal Bond Trader with Fifth Third Bank

Robert Luckey         Trader                              Equity Trader with Fifth Third Bank

Dan Popowics          Equity Analyst                      Ass't Vice President with Fifth Third Bank

Sunil Reddy           Equity Analyst                      Ass't Vice President with Fifth Third Bank

John Sutorius         Trader                              Corporate Bond Trader with Fifth Third Bank

Dan Whitney           Senior Trader                       Assistant Vice President with Fifth Third Bank

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                         MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

Debra M. Aaron, Managing Director
John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director
Barton M. Biggs, Managing Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director

Philip W. Friedman, Managing Director
William B. Gerlach, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director
Margaret Kinsley Johnson, Managing Director
Paul W. Klug, Jr., Managing Director
Nicholas J. Kovich, Managing Director
Steven K. Kreider, Managing Director
William David Lock, Managing Director
Jeremy Goulding Lodwick, Managing Director
Maryann K. Maiwald, Managing Director
Jeffrey Margolis, Managing Director
Paul M. Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Christopher G. Petrow, Managing Director

Cory Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Roberto Vedovotto, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Jeffrey S. Alvino, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal
Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
Jonathan Paul Buckeridge, Principal
Jacqueline M. Carr, Principal
Stephanie V. Chang Yu, Principal
David P. Chu, Principal
R. Putnam Coes, III, Principal
Peter Cooke, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Joseph C. S. D'Souza, Principal
Bradley S. Daniels, Principal
Peter Dannenbaum, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Steve Epstein, Principal
Douglas A. Funke, Principal
Dennis F. Furey, Principal
James A. Gallo, Principal
W. Blair Garff, Principal
Gregg J. Jola, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Kenneth R. Holley, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
Etsuko Fuseya Jennings, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul D. Koski, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
William T. Lawrence, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Susan A. Lucas, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Abigail L. McKenna, Principal
Brian N. Metz, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Phuong-Que T. Nguyen, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal
Anthony J. Pesce, Principal
Wayne D. Peterson, Principal
Thomas B. Quantrille, Principal
Michael J. Reinbold, Principal
Bruce A. Rodio, Principal
Christian G. Roth, Principal
Bruce R. Sandberg, Principal

James H. Scott, Principal
Stephen C. Sexauer, Principal
Ruchir Sharma, Principal
George Shows, Principal
Neil S. Siegel, Principal
Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Louise Teeple, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Alexander L. Umansky, Principal
Epco Diederik Van Der Lende, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Tomako Yamaki, Principal
Marjorie Zwick, Principal

                       HEARTLAND CAPITAL MANAGEMENT, INC.

                                                    Other Substantial
                    Position with                   Business, Profession,
Name                Heartland                       Vocation or Employment
----                -------------                   ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                         None
Thomas F. Maurath   Executive Vice President        None

Item 27. Principal Underwriters

(a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor.

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of September 18, 2001, were as follows:

Name and Principal                                             Positions and Offices with
Business Address            Positions and Offices with BISYS   Registrant
------------------          --------------------------------   --------------------------
WC Subsidiary Corp.         Sole Limited Partner               None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.   Sole General Partner               None
3435 Stelzer Road
Columbus, Ohio 43219

Charles L. Booth            Executive Representative           None
3435 Stelzer Road
Columbus, Ohio 43219

Walter B. Grimm             Supervising Principal              None
3435 Stelzer Road
Columbus, Ohio 43219

(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road

Columbus, Ohio 43219-3035

Fifth Third Asset Management (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 15th day of May 2002.

                                                  FIFTH THIRD FUNDS


                                                  BY:/s/ Jeffrey C. Cusick
                                                     ---------------------------
                                                  Jeffrey C. Cusick, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                            Date


* /s/ Jeffrey C. Cusick       President
---------------------------   (Principal Executive Officer)    May 15, 2002
Jeffrey C. Cusick


* /s/ Adam S. Ness            Treasurer (Principal Financial
---------------------------   and Accounting Officer)          May 15, 2002
Adam S. Ness


* /s/ Edward Burke Carey      Chairman and Trustee             May 15, 2002
---------------------------
Edward Burke Carey


* /s/ David J. Durham         Trustee                          May 15, 2002
---------------------------
David J. Durham


* /s/ J. Joseph Hale, Jr.     Trustee                          May 15, 2002
---------------------------
J. Joseph Hale, Jr.


* /s/ John E. Jaymont         Trustee                          May 15, 2002
---------------------------
John E. Jaymont


*By: /s/ Alyssa Albertelli
    ---------------------------------------
    Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY
                                -----------------

     Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 28, 2001


                                            /s/ Jeffrey C. Cusick
                                            ------------------------------------
                                            Jeffrey C. Cusick

                                POWER OF ATTORNEY
                                -----------------

     Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: September 10, 2001                   /s/ Adam S. Ness
                                            ------------------------------------
                                            Adam S. Ness

                                POWER OF ATTORNEY
                                -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                        /s/ Edward Burke Carey
                                            ------------------------------------
                                            Edward Burke Carey

                                POWER OF ATTORNEY
                                -----------------

     John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 4, 2001


                                            /s/ John E. Jaymont
                                            ------------------------------------
                                            John E. Jaymont

                                POWER OF ATTORNEY
                                -----------------

     David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: August 13, 2001


                                            /s/ David J. Durham
                                            ------------------------------------
                                            David J. Durham

                                POWER OF ATTORNEY
                                -----------------

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  April 9, 2001


                                            /s/ J. Joseph Hale, Jr.
                                            ------------------------------------
                                            J. Joseph Hale, Jr.

                                  EXHIBIT INDEX

(d)(i)(A)      Form of Schedule A to the Investment Advisory Contract
(e)(i)         Amended Distribution Agreement
(e)(i)(A)      Form of Amended Schedules A, B and C to the Distribution
               Agreement
(e)(ii)(A)     Form of Amended Exhibit A to Administrative Service Agreement
(h)(i)(A) Form of Amended Schedule A to Transfer Agency and Accounting Services Agreement
(h)(ii)(B) Form of Amended Schedule A to the Management and Administration Agreement
(h)(iii)(B)    Form of Amended Schedule A to the Sub-Administration Agreement
(i)            Opinion of Ropes & Gray
(j)            Consent of Ropes & Gray
(m)(i)(A)      Form of Amended Exhibits A, B, C and D to the Rule 12b-1 Plan
(m)(ii)(A)     Form of Amended Exhibit A to the Rule 12b-1 Agreement
(m)(iii)(A)    Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan
(m)(iv)(A)     Form of Amended Exhibit A to the Investment B Rule 12b-1
               Agreement
(n)(A)         Form of Amended Exhibit A to the Multiple Class Plan
(p)(ii)        Code of Ethics of Fifth Third Asset Management Inc.